AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER19, 2010

File No.  333-_____

File No.:  811-22497

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. __ ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. ☐

Huntington Strategy Shares

(Exact Name of Registrant as Specified in Charter)

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

 (Address of Principal Executive Offices, Zip Code)

800-544-8347

 (Registrant’s Telephone Number, including Area Code)

R. Jeffrey Young

Huntington Strategy Shares

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

 (Name and Address of Agent for Service)

Copy to:

Leslie K. Klenk

Bernstein  Shur

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

___________________

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. No shares of any Fund may be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

     Dated November 19, 2010

HUNTINGTON STRATEGY SHARES

_________________________, 2011

Rotating Strategy Fund-[Symbol]

EcoLogical Strategy Fund-[Symbol]

Equity Protection Strategy Fund [Symbol]

Huntington Strategy Shares is a registered open-end management investment company that currently offers shares in three separate actively managed exchange-traded funds (each a “Fund”).  No Fund seeks to replicate the performance of a particular index.

Each Fund’s shares are listed to trade on the NYSE Arca, Inc. (“NYSE Arca”) at market price.  While each Fund issues and redeems shares in blocks of 25,000 shares (each a “Creation Unit”), shares are not individually redeemable from a Fund unless aggregated into a Creation Unit. Generally, each Fund issues and redeems shares in-kind for a basket of portfolio securities identified by the Fund’s investment adviser.  The market price of Fund shares traded on the NYSE Arca may differ from the shares’ net asset value, the price at which the Fund issues and redeems Creation Units.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Huntington Strategy Shares Table of Contents

This Prospectus provides important information about Huntington Rotating Strategy Fund, Huntington EcoLogical Strategy Fund and Huntington Equity Protection Strategy Fund (each a “Fund”), each a separate series of Huntington Strategy Shares, a registered investment company.  Please retain a copy of this Prospectus for your records and review and consider the information contained in the Prospectus before investing in any Fund.

PAGE	SECTION
2	Fund Summaries
2	Huntington Rotating Strategy Fund
6	Huntington EcoLogical Strategy Fund
10	Huntington Equity Protection Strategy Fund
14	Additional Information About Principal Investment Strategies
14	Huntington Rotating Strategy Fund
15	Huntington EcoLogical Strategy Fund
17	Huntington Equity Protection Strategy Fund
18	Principal Investment Risks
21	Shareholder Information
21	Buying and Selling Fund Shares on the Secondary Market
22	Buying and Selling Shares Directly From a Fund
23	Purchase of Shares by Investment Companies
23	Calculation of Net Asset Value
24	Frequent Purchases and Redemptions of Fund Shares
24	Portfolio Holdings Information
25	Distribution of the Funds
25	Additional Payments to Financial Intermediaries
26	More About the Huntington Strategy Shares
26	Management of the Trust
26	Investment Advisor
26	Sub-Advisor
26	Portfolio Managers
27	Advisory and Sub-Advisory Fees
27	Other Service Providers
27	Dividends and Distribution
28	Tax Consequences
30	Glossary of Investment Terms

Fund Summaries

Huntington Rotating Strategy Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None(1)

(1)

If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.  Creation Units purchased from and redeemed with the Fund directly are subject to transaction fees assessed by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.60
Distribution and/or Service Fee (12b-1) Fees(2)
Other Expenses (3)
Acquired Fund Fees and Expenses
Total Annual Operating Expenses (3)
Expense Reduction/Reimbursement(4)
Net Annual Fund Operating Expenses

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%.  However, no such fee is currently authorized to be paid by the Fund.  See “Shareholder Information – Distribution of the Funds” for more information.

(3)

Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.

(4)

Huntington Asset Advisors, LLC has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.95% of the Fund’s average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least [date]. The expense cap may be terminated earlier only upon the approval of the Board.  Huntington Asset Advisors, LLC may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year    3 Years

2

Fund Summaries

Huntington Rotating Strategy Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategy

The Fund is an actively managed exchange-trade fund (“ETF”) that, under normal conditions, invests at least 75% of its total assets in the common stocks of select companies organized in the U.S. and included in the S&P 500 Index (“S&P 500 Companies”).

S&P 500 Companies typically have market capitalizations that exceed $_ billion.  As of ___________, 2011, the S&P 500 Index statistics were as follows:  the average market capitalization of companies in the index was approximately $____ billion and the median market capitalization was approximately $____.  The market capitalization range for the companies included in the S&P 500 Index was approximately $___ to $____.

The Fund expects to overweight its portfolio in those market sectors represented in the S&P 500 Index  (“Index Sectors”) that the investment adviser believes offer  the greatest potential for capital appreciation in a given market environment and expects to underweight its portfolio in those Index Sectors that offer the least potential for capital appreciation in that same market environment.  For example, if the Fund’s portfolio allocation to a particular Index Sector exceeds that Index Sector’s current weighting in the S&P 500 Index, then the Fund is “overweighting” that Index Sector.  Similarly, if the Fund’s portfolio allocation to a specific Index Sector is less than that Index Sector’s current weighting in the S&P 500 Index, then the Fund is “underweighting” that Index Sector.  An “evenweight” position occurs when the Fund’s portfolio allocation to a specific Index Sector is substantially equivalent to that Index Sector’s current weighting in the S&P 500 Index.

The Fund’s investment adviser retains a broad mandate and discretion to invest in S&P 500 Companies consistent with its evaluation of the capital appreciation potential of the Index Sectors.   This rotating strategy may result in the Fund investing greater than 25% of its total assets in the equity securities of S&P 500 Companies operating in one or more Index Sectors.   Index Sectors are comprised of multiple individual industries, and the Fund will not invest more than 25% of its total assets in an individual industry, as those industries are defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

Both in current market conditions and, more importantly, over longer time periods, the Fund’s investment adviser believes that investing in S&P 500 Companies consistent with its ongoing evaluation of the capital appreciation potential of the Index Sectors  is intrinsic to maximizing performance in the large-capitalization domestic equity markets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) per share, market price per share and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

3

Fund Summaries

Huntington Rotating Strategy Fund

ETF Risk.   The Fund is an actively-managed ETF and the value of the Fund can fluctuate based on the prices of the securities it owns.  Also, the Fund’s market price may be less than its net asset value, an active market for the Fund may not develop; and market trading in the Fund may be halted under certain circumstances.  Finally, an investor may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising ETFs.

Investment Style Risk. The type of securities in which a Fund focuses may underperform other assets or the overall market.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Market Price Variance Risk.  There may be times when the market price and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares.  In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.  The Fund may also invest directly in other ETFs and will be subject to these same risks as an investor in those ETFs.

Sector Risk/Geographic Risk.  If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Performance

The Fund has yet to commence operations as of the date of this Prospectus.  Annual return information will be incorporated once the Fund has operated for a full calendar year.  This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad  measure of market performance.  Visit [insert Fund website] for current performance information.

Investment Advisor and Portfolio Manager

The Fund’s investment adviser is Huntington Asset Advisors, Inc. (“Advisor”).  Paul Koscik, Vice President of the Advisor, shall serve as the Fund’s initial portfolio manager.

Purchase and Sale of Shares

You may purchase and sell individual Fund shares on the NYSE Arca through your financial institution on each day that the NYSE Arca is open for business.  Because Fund shares trade at market prices rather than at their net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund only offers and redeems shares in Creation Units at the NAV per share next calculated after an order in proper form is received by the Fund or its designated agent on any day that the Fund is open for business.  Each Creation Unit is comprised of 25,000 shares.  Generally, Creation Units are issued and redeemed in exchange for an in-kind tender of a basket of securities designed by the Advisor, with any cash portion of the purchase or redemption price to be kept at a minimum.

4

Fund Summaries

Huntington Rotating Strategy Fund

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax deferred account such as an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

5

Fund Summaries

Huntington EcoLogical Strategy Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None(1)

(1)

If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.  Creation Units purchased from and redeemed with the Fund directly are subject to transaction fees assessed by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee
Distribution and/or Service Fee (12b-1) Fees(2)
Other Expenses (3)
Acquired Fund Fees and Expenses
Total Annual Operating Expenses (3)
Expense Reduction/Reimbursement(4)
Net Annual Fund Operating Expenses

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%.  However, no such fee is currently authorized to be paid by the Fund.  See “Shareholder Information – Distribution of Shares” for more information.

(3)

Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.

(4)

Huntington Asset Advisors, LLC has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.95% of the Fund’s average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least [date]. The expense cap may be terminated earlier only upon the approval of the Board.  Huntington Asset Advisors, LLC may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                         3 Years

6

Fund Summaries

Huntington EcoLogical Strategy Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, invests at least 65% of its total assets in common stocks that are issued by companies organized in the U.S. and positioned to benefit from environmental consciousness.

The Fund will focus on companies that benefit from increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects and presents opportunities for growth.  Generally, the business of each company targeted for investment will be aligned with one or more of the following environmental themes:

•

Alternative renewable power (e.g. solar, wind, geothermal, hydro, or biomass);

•

Alternative renewable fuel (e.g. biofuel, biomass, or hydrogen);

•

Alternative engines (e.g. electric or flywheel);

•

Energy efficiency (e.g. building materials, lighting, heating, power, or fuel and smart grids);

•

Resource conservation/healthier use of resources (e.g. recycling or renewable materials); and

•

Healthy lifestyle (e.g. pollution control or organic foods);

A company is aligned with one or more of these environmental themes if:

•

its entire business is engaged in one or more of these ecological themes (Pure Play Company);

•

a significant business division is engaged in one or more ecological themes (Partial Play Company);

•

its products or services are in higher demand due to the growth of one or more of the ecological themes (Beneficiary); or

•

it has demonstrated significant success in reducing pollution and resource consumption within its business (Eco-Efficient Company).

The strategy of investing in companies with an environmental focus may result in the Fund investing greater than 25% of its net assets in one or more market sectors.

The Fund may invest in companies of all sizes.  The Fund may also invest in the common stock (or the equivalent thereof) and ADRs of foreign companies (companies that are organized outside the United States) that are aligned with one or more of the environmental themes mentioned above.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”), market price and returns include:

Active Trading Risk.  The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

7

Fund Summaries

Huntington EcoLogical Strategy Fund

Currency Risk.  Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Equity Securities Risk.  The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk.  The Fund is an actively-managed ETF and the value of the Fund can fluctuate based on the prices of the securities it owns.  Also, the Fund’s market price may be less than its net asset value, an active market for the Fund may not develop; and market trading in the Fund may be halted under certain circumstances.

Foreign Investment Risk.  Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk.  The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk.  The type of securities on which a Fund focuses may underperform other assets or the overall market.

Liquidity Risk: Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result.

Market Risk.  The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Market Price Variance (ETFs) Risk.  There may be times when the market price and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors  may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares.  In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.  The Fund may also invest directly in other ETFs and will be subject to these same risks as an investor in those ETFs.

Mid/Small Cap Stock Risk.  Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk/Geographic Risk.  If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Performance

The Fund has yet to commence operations as of the date of this Prospectus.  Annual return information will be incorporated once the Fund has operated for a full calendar year.  This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad  measure of market performance.  Visit [insert Fund website] for current performance information.

8

Fund Summaries

Huntington EcoLogical Strategy Fund

Investment Advisor and Portfolio Manager

The Fund’s investment adviser is Huntington Asset Advisors, Inc. (“Advisor”).  Brian Salerno, Vice President of the Advisor, shall serve as the Fund’s initial portfolio manager.

Purchase and Sale of Shares

You may purchase and sell individual Fund shares on the NYSE Arca through your financial institution on each day that the NYSE Arca is open for business.  Because Fund shares trade at market prices rather than at their net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund only offers and redeems shares in Creation Units at the NAV per share next calculated after an order in proper form is received by the Fund or its designated agent on any day that the Fund is open for business.  Each Creation Unit is comprised of 25,000 shares.  Generally, Creation Units are issued and redeemed in exchange for an in-kind tender of a basket of securities designed by the Advisor, with any cash portion of the purchase or redemption price to be kept at a minimum.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax deferred account such as an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

9

Fund Summaries

Huntington Equity Protection Strategy Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None(1)

(1)

If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.  Creation Units purchased from and redeemed with the Fund directly are subject to transaction fees assessed by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee
Distribution and/or Service Fee (12b-1) Fees(2)
Other Expenses (3)
Acquired Fund Fees and Expenses
Total Annual Operating Expenses (3)
Expense Reduction/Reimbursement(4)
Net Annual Fund Operating Expenses

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%.  However, no such fee is currently authorized to be paid by the Fund.  See “Shareholder Information – Distribution of Shares” for more information.

(3)

Other Expenses and Total Annual Operating Expenses are projected as the Fund has yet to commence operations and are based on estimated average daily net assets for a twelve month period.

(4)

Huntington Asset Advisors, LLC has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to .95% of the Fund’s average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least [date]. The expense cap may be terminated earlier only upon the approval of the Board.  Huntington Asset Advisors, LLC may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund shares.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                    3 Years

10

Fund Summaries

Huntington Equity Protection Strategy Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, invests at least 65% of its total asset in companies organized in the U.S. and included in the S&P 500 Index (“S&P 500 Companies”) or the S&P 100 Index (“S&P 100 Companies”).

S&P 500 Companies typically have market capitalizations that exceed $_ billion.  As of ___________, 2011, the S&P 500 Index statistics were as follows:  the average market capitalization of companies in the index was approximately $____ billion and the median market capitalization was approximately $____.  The market capitalization range for the companies included in the S&P 500 Index was approximately $___ to $____.

S&P 100 Companies typically have market capitalizations that exceed $_ billion.  As of ___________, 2011, the S&P 100 Index statistics were as follows:  the average market capitalization of companies in the index was approximately $____ billion and the median market capitalization was approximately $____.  The market capitalization range for the companies included in the S&P 100 Index was approximately $___ to $____.

Generally, the Fund’s investment adviser will invest the Fund’s portfolio in the common stocks of the larger companies comprising each sector of the S&P 500 Index or the S&P 100 Index (“Index’), consistent with the sector weightings of the applicable Index.

Among the many factors that the Fund’s investment adviser considers in determining whether to base portfolio composition upon the S&P 500 or S&P 100 are obtaining desirable diversification compared to transactions costs inherent in owning more stocks from the broader index, volatility of options on stocks of the respective indexes, and ease of exercising options.

Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those indices necessary to effectively hedge the Fund’s portfolio against potential market declines.   The Fund will not provide notice to shareholders when the Advisor changes the composition of the Fund’s portfolio to align with one Index in lieu of the other.

Put options on the applicable index will be limited to less than 10% (at cost) of the Fund’s total assets and all options written or purchased by the Fund shall trade on a U.S. exchange.  The Fund will also write covered call options on each common stock in the Fund’s portfolio to generate a portion of the income necessary to purchase put options on the applicable index.  During the term of a covered call option, the Fund will own the underlying common stock which may be sold pursuant to the option.

The put options will be used to hedge the Fund’s portfolio to the extent the value of the Fund’s common stock positions decline.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) per share, market price per share and returns include:

11

Fund Summaries

Huntington Equity Protection Strategy Fund

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Counterparty Risk. This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivative Contracts Risk.  A derivative is an instrument whose value is derived from an underlying contract, index or security, or any combination thereof, including options (e.g. puts and calls).  Derivative contracts involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk: The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk.   The Fund is an actively-managed ETF and the value of the Fund can fluctuate based on the prices of the securities it owns.  Also, the Fund’s market price may be less than its net asset value, an active market for the Fund may not develop, and market trading in the Fund may be halted under certain circumstances.  If the Fund invests directly in other ETFs, it will be subject to these same risks as an investor in those ETFs.

Hedging Risk.  Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk.  The type of securities on which a Fund focuses may underperform other assets or the overall market.

Management Risk.  The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk:  The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV and/or market price may decline suddenly or over a sustained period of time.

Market Price Variance Risk.  There may be times when the market price and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors  may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares.  In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.  If the Fund invests directly in other ETFs, it will be subject to these same risks as an investor in those ETFs.

Sector Risk/Geographic Risk.  If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Performance

The Fund has yet to commence operations as of the date of this Prospectus.  Annual return information will be incorporated once the Fund has operated for a full calendar year.  This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad  measure of market performance.  Visit [insert Fund website] for current performance information.

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Fund Summaries

Huntington Equity Protection Strategy Fund

Investment Advisor and Portfolio Manager

The Fund’s investment adviser is Huntington Asset Advisors, Inc.  Haberer Registered Investment Advisor, Inc. (“Haberer”), an affiliate of the Advisor, is the Fund’s sub-advisor (“Sub-Advisor”).  Donald L. Keller, President and Chief Investment Officer of the Sub-Advisor, shall serve as the Fund’s initial portfolio manager.

Purchase and Sale of Shares

You may purchase and sell individual Fund shares on the NYSE Arca through your financial institution on each day that the NYSE Arca is open for business.  Because Fund shares trade at market prices rather than at their net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund only offers and redeems shares in Creation Units at the NAV per share next calculated after an order in proper form is received by the Fund or its designated agent on any day that the Fund is open for business.  Each Creation Unit is comprised of 25.000 shares.  Generally, Creation Units are issued and redeemed in exchange for an in-kind tender of a basket of securities designed by the Sub-Advisor, with any cash portion of the purchase or redemption price to be kept at a minimum.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax deferred account such as an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About Principal Investment Strategies

Huntington Rotating Strategy Fund

Investment Focus

Common stocks

Share Price Volatility

Moderate to high

Investor Profile

Long-term investors seeking capital appreciation

Investment Process

The Advisor will invest in S&P 500 Companies consistent with is assessment of the capital appreciation opportunities of each sector reflected in the S&P 500 Index.   To determine which market sectors in which to invest, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors may benefit the most over the next 12 months. The Advisor will monitor the market environment and may adjust its investment allocation consistent with its ongoing assessment of the capital appreciation potential of each sector represented within the S&P 500 Index. The Fund will not provide notice to shareholders when the Advisor rotates among market sectors and there is no guarantee that the Advisor will be able to predict the market sector that offers the greatest return or the timing of rotations among market sectors.

The Fund invests in those S&P 500 Companies within each market sector that offer the best potential for capital appreciation based on the Advisor’s evaluation of company fundamentals  (e.g. historic earnings, revenue, and cash flow) and valuation (e.g. price-earnings ratio and book value).

Temporary Defensive Position

The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may not achieve its investment objective while implementing temporary defensive positions.

Active Trading

The Fund may engage in active and frequent trading of portfolio securities to implement its principal investment strategies.  High turnover of portfolio securities is likely to generate shorter-term gains (losses) for shareholders which are taxed at a higher rate than longer-term gains (losses).  Active portfolio trading also increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Other Investments

The Fund may, to a lesser extent, attempt to pursue its investment objective by partaking in other investment strategies and by investing in additional types of securities that are not otherwise part of its principal investment strategies described in this Prospectus.  Information regarding these additional strategies and investments is provided in the Funds’ current Statement of Additional Information (“SAI”).  The back cover of this Prospectus provides information regarding how you can request a copy of the current SAI.

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Additional Information About Principal Investment Strategies

Huntington EcoLogical Strategy Fund

Investment Focus

Common stocks

Share Price Volatility

Moderate to high

Investor Profile

Long-term investors seeking capital appreciation

Investment Process

The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, invests at least 65% of its total assets in common stocks that are issued by companies organized in the U.S. and positioned to benefit from environmental consciousness.

The Fund will focus on companies that benefit from increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects and presents opportunities for growth.  Generally, the business of each company targeted for investment will be aligned with one or more of the following environmental themes:

•

Alternative renewable power (e.g. solar, wind, geothermal, hydro, or biomass);

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Alternative renewable fuel (e.g. biofuel, biomass, or hydrogen);

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Alternative engines (e.g. electric or flywheel);

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Energy efficiency (e.g. building materials, lighting, heating, power, or fuel and smart grids);

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Resource conservation/healthier use of resources (e.g. recycling or renewable materials); and

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Healthy lifestyle (e.g. pollution control or organic foods);

A company is aligned with one or more of these environmental themes if:

•

its entire business is engaged in one or more of these ecological themes (Pure Play Company);

•

a significant business division is engaged in one or more ecological themes (Partial Play Company);

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its products or services are in higher demand due to the growth of one or more of the ecological themes (Beneficiary); or

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it has demonstrated significant success in reducing pollution and resource consumption within its business (Eco-Efficient Company).

The strategy of investing in companies with an environmental focus may result in the Fund investing greater than 25% of its net assets in one or more market sectors.

The Fund may invest in companies of all sizes.  The Fund may also invest in the common stock (or the equivalent thereof) and ADRs of foreign companies (companies that are organized outside the United States) that are aligned with one or more of the environmental themes mentioned above.

Temporary Defensive Position

The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may not achieve its investment objective while implementing temporary defensive positions.

Active Trading

The Fund may engage in active and frequent trading of portfolio securities to implement its principal investment strategies.  High turnover of portfolio securities is likely to generate shorter-term gains (losses) for shareholders which are taxed at a higher rate than longer-term gains (losses).  Active portfolio trading also increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Additional Information About Principal Investment Strategies

Huntington EcoLogical Strategy Fund

Other Investments

The Fund may, to a lesser extent, attempt to pursue its investment objective by partaking in other investment strategies and by investing  in additional types of securities that are not otherwise part of its principal investment strategies described in this Prospectus.  Information regarding these additional strategies and investments is provided in the Funds’ current Statement of Additional Information (“SAI”).  The back cover of this Prospectus provided information regarding how you can request a copy of the current SAI.

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Additional Information About Principal Investment Strategies

Huntington Equity Protection Strategy Fund

Investment Focus

Common stocks, covered calls on common stock, and put option on indices

Share Price Volatility

Moderate

Investor Profile

Long-term investors seeking capital appreciation

Investment Process

The Advisor will invest in the larger companies of each sector comprising the S&P 500 Index or the S&P 100 Index (“Index”) consistent with the sector weighting of the applicable index.   Whether the Fund’s portfolio corresponds to the composition of the S&P 500 Index or the S&P 100 Index will depend upon the availability of put options on those Indices necessary to effectively hedge the Fund’s portfolio against potential market declines.

The Fund writes a covered call options on each common stock maintained in its portfolio to generate income from the premiums paid by the purchaser of the option.  Generally, the Advisor will only write covered calls on behalf of the Fund that are “out of the money” so as avoid the potential that the purchaser will exercise the option and obligate the Fund to sell the underlying security held in its portfolio at the exercise price designated in the option contract.  A call option is “out of the money” if the exercise price of the option is higher than the market price of the security on which the option is written. The covered call option written on each portfolio security is replaced upon expiration.

Factors considered by the Advisor when purchasing put options on the applicable Index include cost and volatility.   Generally, puts nearing expiration are more expensive that puts with a longer duration.

Temporary Defensive Position

The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  The Fund may not achieve its investment objective while implementing temporary defensive positions.

Active Trading

The Fund may engage in active and frequent trading of portfolio securities to implement its principal investment strategies.  High turnover of portfolio securities is likely to generate shorter-term gains (losses) for shareholders which are taxed at a higher rate than longer-term gains (losses).  Active portfolio trading also increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Other Investments

The Fund may, to a lesser extent, attempt to pursue its investment objective by partaking in other investment strategies and by investing in additional types of securities that are not otherwise part of its principal investment strategies described in this Prospectus.  Information regarding these additional strategies and investments is provided in the Funds’ current Statement of Additional Information (“SAI”).  The back cover of this Prospectus provided information regarding how you can request a copy of the current SAI.

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Principal Investment Risks

Loss of money is a risk of investing in each Fund.  In addition, investing in a Fund may be subject to the following additional risks.  A detailed description of each risk follows the chart.

	Huntington Rotating Strategies Fund	Huntington EcoLogical Strategy Fund	Huntington Equity Protection Strategy Fund
Active Trading Risk	X	X	X
Counterparty Risk			X
Currency Risk		X
Derivative Contracts and Hybrid Instruments Risk			X
Early Close/Trading Halt	X	X	X
Equity Securities Risk	X	X	X
ETF Risk	X	X	X
Foreign Investment Risk		X	X
Foreign Custodial Services Risk		X
Government Intervention and Extreme Volatility Risk	X	X	X
Growth Investing Risk		X
Investment Style Risk	X	X	X
Hedging Risk			X
Liquidity Risk		X
Management Risk	X	X	X
Market Risk	X	X	X
Market Price Variance Risk	X	X	X
Mid/Small Cap Stock Risk		X
Sector /Geographical Risk	X	X	X

Active Trading Risk.    Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Counterparty Risk.    This is the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Currency Risks.    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts and Hybrid Instruments Risk.    Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

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Principal Investment Risks

Equity Securities Risk.   Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.  A Fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.  Each Fund may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

ETF Risk.    Each Fund is an actively managed ETF and generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund go down. In addition, each Fund may be subject to the following risks that do not apply to conventional funds: (i) the market price of a Fund’s shares may trade above or below their NAV; (ii) an active trading market for a Fund’s shares may not develop or be maintained; or (iii) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Each Fund may also invest directly in other ETFs and will be subject to the above risks as an investor in the ETFs.

Foreign Custodial Services and Related Investment Costs.    Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.    Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

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Principal Investment Risks

Growth Investing Risk.  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging Risk.  Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Investment Style Risk.  The risk that the particular type of investment on which a Fund focuses (such as large capitalization stocks or growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Liquidity Risk.   The risk that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk.  The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk.  The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole.

Market Price Variance Risk.  Individual shares of each Fund are listed for trading on a securities change and can be bought and sold in the secondary market at market prices. The market prices of each Fund’s shares will fluctuate in response to changes in their respective NAVs and supply and demand for their shares.  Differences between secondary market prices and NAV for a Fund’s shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. There may, however, be times when the market price and the NAV vary significantly and an investor may pay more than NAV when buying Fund shares on the secondary market, and receive less than NAV when it sells those ETF shares. The market price of Fund shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade Fund shares. In times of severe market disruption, the bid-ask spread often increases significantly. This means that a Fund’s shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of the Fund’s shares is falling fastest, which may be the time that investors most want to sell the Fund’s shares. A Fund’s investment results are measured based upon the daily NAV of the Fund.  Accordingly, investors purchasing and selling Funds shares in the secondary market may not experience investment results consistent with those purchasing from and redeeming Creation Units with the Fund directly.  Each Fund may also invest directly in other ETFs and will be subject to the above risks as an investor in the ETFs.

Mid/Small Cap Stock Risk.    To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Non-Diversification Risk.  A Fund classified as “non-diversified” under the 1940 Act may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

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Shareholder Information

Sector/Geographic Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision.

Buying and Selling Fund Shares on the Secondary Market

General.  Most investors will buy and sell shares of each Fund in secondary market transactions through their financial institution.  Shares of each Fund will be listed for trading in the secondary market on the NYSE Arca.  NYSE Arca is open for business each day other than weekends and the following national holidays:  New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s shares trade on the NYSE Arca under the following symbols:

Fund

Symbol

Huntington Rotating Strategy Shares

Huntington Ecological Strategy Shares

Huntington Equity Protection Strategy Shares

Trading Shares of each Fund can be bought and sold throughout the trading day at their market price like the securities of other publicly traded companies.  If you purchase shares of a Fund in the secondary market, there is no minimum investment.  While shares of each Fund will typically be purchased and sold in the secondary market in “round lots” of 100 shares, your financial institution may permits you to purchase or sell shares in smaller “oddlots” at no per-share price differential. When purchasing or selling Fund shares through your financial institution, you will pay customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offer price in the secondary market.

Book Entry.  Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company, (“DTC”), or its nominee, will be the record or registered owner of all outstanding shares of each Fund and is recognized as the owner of all such shares.  Your beneficial interest in the shares of each Fund will be reflected on the DTC or its participants.  Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintains a custodial relationship with the DTC.  As a beneficial owner of shares of a Fund, you are not entitled to receive physical delivery of stock certificates or to have shares of any Fund registered in your name, and you are not considered a registered owner of those shares.  Therefore, to exercise any right as an owner of Fund shares, you must rely on the procedures of the DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form through your financial institution.

Trading Prices.  The trading price of a Fund’s shares may be below, at, or above the most recently calculated NAV of such shares and can be affected by market forces of supply and demand for the Fund’s shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The approximate value of the shares of each Fund is disseminated every 15 seconds.  This approximate value should not be viewed as a “real-time” update of the Fund’s NAV per share because the approximate value may not be calculated in the same manner as the NAV, which is computed once, generally at the end each Fund business day.  No Fund is involved in, or responsible for, the calculation or dissemination of the approximate value of its shares and no Fund makes a warranty as to its accuracy.

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Shareholder Information

Buying and Selling Shares Directly From a Fund

General.  You may purchase shares directly from each Fund, and you may tender shares for redemption directly to each Fund in Creation Units or multiples thereof.  Each Creation Unit is currently comprised of 25,000 shares.  The number of shares comprising a

Creation Unit may, but is not currently expected to, change over time.  Each Fund processes orders for the purchase and redemption at the NAV per share next calculated after an order has been received in proper form by the applicable Fund or its designated agent.

Generally, each Fund calculates its NAV at the close of regular trading on the NYSE Arca on each day that the NYSE Arca is open which is normally 4:00 p.m., Eastern Time.

To purchase shares directly from a Fund, you must be an Authorized Participant or you must purchase the shares through a financial institution that is an Authorized Participant.  An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC Process”) or the DTC that has executed a Participant Agreement with the Distributor.  The Distributor will provide a list of Authorized Participants upon request.  Authorized Participants may purchase Creation Units of a Fund and sell individual shares on the NYSE ARCA.

Generally, a Creation Unit is purchased or redeemed from a Fund for a basket of securities that corresponds pro rata, to the extent practicable (“Deposit Securities” in the case of purchases and “Redemption Securities” in the case of redemptions), to the Fund portfolio plus a specified cash payment.  At the sole discretion of a Fund, the Fund may frequently permit an Authorized Participant to substitute an amount of cash in lieu of all or a portion of an in-kind purchase or redemption order.  Each Fund also reserves the right to accept a nonconforming or “custom” basket of securities with respect to an order to purchase its Creation Units,  Requirements as to the timing and form of orders are described in the authorized participant agreement and the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities.  To the extent purchases or redemptions are effected on an in-kind basis, each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Information about the procedures regarding purchase and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Continuous Offering.  Because new shares may be created and issued on an ongoing basis during the life of a Fund, a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as compared to ordinary secondary market transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Trust generally does not offer or sell its shares outside of the United States, except to certain investors in approved jurisdictions and in conformity with local legal requirements.  Also, each Fund reserves the right to reject any purchase request at any time, for any reason, and without notice.

Transaction Fees.  Authorized Participants may charge creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units in-kind.  A standard transaction fee per purchase or redemption transaction will be charged by each Fund regardless of the number of Creation Units subject to each such transaction (“Standard Fee”).  Each Fund reserves the right to charge additional transaction fees with respect to: (1) purchase orders required to be

22

Shareholder Information

processed outside the NSCC Process; (2) purchase orders that involve the substitution of cash for all or a portion of the Deposit Securities; or (3) redemption orders that involve the substitution of cash for all or a portion of the Redemption Securities.

The standard transaction fee for each Fund shall be $500.

Purchase of Shares by Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by registered investment companies and by other companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Advisor and the Trust, including that such investment companies enter into an agreement with the Trust.

Calculation of Net Asset Value

In computing NAV for each Fund, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, each Fund relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service.  Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined.  The value of foreign securities are subject to modification based on significant events, as described below.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service.

Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination. Securities for which market quotations are not readily available are valued at their “fair value.”  Market quotations may not readily available if (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the  Advisor or Sub-Advisor, as applicable, determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

In these cases, the Trust’s Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors,  including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.  The Huntington EcoLogical Strategy Fund may be more susceptible to the fair value of portfolio securities since it may invest in smaller companies which may be thinly trade and less liquid that their larger counterparts.

23

Shareholder Information

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when  each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE Arca. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE Arca. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated. In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations, or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE Arca. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the Huntington EcoLogical Fund may invest a significant portion of its portfolio in foreign securities, it is most likely to be affected by this fair valuation methodology.  Since the other Funds may invest some of their assets in foreign securities, these Funds also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

Frequent Purchases and Redemptions of Fund Shares

The Trustees have not adopted policies and procedures with respect to frequent purchases and redemptions by Fund shareholders.  Frequent purchases and sales of Fund shares in the secondary market are not expected to subject the Funds to the harmful effects of market timing and excessive trading such as dilution, the disruption of portfolio management, an increase in portfolio trading costs, and/or the realization of capital gains since these transactions do not involve the Funds directly.  It is not anticipated that these effects will materialize as a result of the issuance and redemption of Creation Units  by the Funds since these transactions will generally be processed on an in-kind basis (e.g. for a basket of portfolio securities and not for cash).  Transaction fees will be imposed on purchases and redemption of Creation Units to offset custodial and other costs to a Fund incurred in processing the transactions in-kind.  To the extent that a Fund permits the purchase or redemption of Creation Units in part or wholly in cash, higher transaction fees will be imposed to offset the applicable Fund’s increased trading costs to purchase or redeem portfolio securities in connection these transactions.

Portfolio Holdings Information

The Funds policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

24

Shareholder Information

Distribution of the Funds

The Trust has adopted but has yet to implement its Rule 12b-1 Distribution Plan (“Plan”).  The Board must approve the ultimate implementation of the Plan and this Prospectus shall be updated to reflect such implementation.

The Plan allows each Fund to pay up to 0.25% of its annual average daily net assets to financial intermediaries (which may be paid through the distributor) for the sale and distribution of their shares and services rendered to shareholders. These fees may also be paid to the distributor, the Advisor and their affiliates.  Because these fees will be paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charged.

Additional Payments to Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay, out of their own profits and reasonable resources, amounts (including items of material value), certain financial intermediaries for the sale of Fund shares or related services. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Fund shares to you. These payments are not reflected in the fees and expenses listed in the fee table section of this Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Fund shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by any Fund to a financial intermediary under the Plan, if implemented. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

25

More About the Huntington Strategy Shares

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business.  Huntington Asset Advisors, Inc., Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust.  Haberer Registered Investment Advisor, Inc., 201 E. Fifth Street, Suite 1100, Cincinnati, Ohio 45202, serves as the sub-advisor to the Huntington Equity Protection Strategy Fund pursuant to an Investment Sub-Advisory Agreement with the Advisor.  Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for each of Huntington Rotating Strategy Fund and Huntington Ecological Strategy Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.  The Sub-Advisor provides the same services for Huntington Equity Protection Strategy Fund, subject to the supervision of the Trustees and the Advisor.

Investment Advisor

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the initial investment adviser to each Fund.  The Advisor has provided investment advisory and management services to clients, including other investment companies, for over ___ years.  As of ______________, 2011, the Advisor had assets under management of $____ billion.  Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of __________, 2011, Huntington Bank had assets of $___ billion.

Sub-Advisor

The Sub-Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the initial and only sub-advisor to the Huntington Equity Protection Strategy Fund.  The Sub-Advisor has provided investment advisory and management services to clients for over ___ years.  As of ______________, 2011, the Sub-Advisor had assets under management of $____ billion.

Portfolio Managers

Paul Koscik is primarily responsible for the day-to-day management of the Huntington Rotating Fund.  He is the Fund’s initial portfolio manager and is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

Brian Salerno is primarily responsible for the day-to-day management of the Huntington EcoLogical Strategy Fund.  He is the Fund’s initial portfolio manager. Mr. Salerno joined Huntington Bank in July 2005 and serves as a Vice President and Senior Investment Portfolio Manager.  He received his Bachelor’s of Business Administration from the University of Notre Dame, and his Master’s of Business Administration from The Ohio State University. Mr. Salerno is a Chartered Financial Analyst.

Donald L. Keller, Jr. is primarily responsible for the day-to-day management of the Huntington Equity Protection Strategy Fund.  He is the Fund’s initial portfolio manager and is President and Chief Investment Officer of the Sub-Advisor.  Mr. Keller joined Huntington Bank in 2003 and serves as Senior Vice President, Portfolio Manager and Chief Investment Officer for Haberer Registered Investment Adviser. He received his BBA Degree in finance and accounting from the University of Cincinnati and his MBA in finance from Xaxier University.

The SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

26

More About the Huntington Strategy Shares

Advisory and Sub-Advisory Fees

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment adviser as follows:

Fund	Assets Under Management	Annual Rate
Huntington Rotating Strategy Fund	.60
Huntington EcoLogical Strategy Fund	.60
Huntington Equity Protection Strategy Fund	.60

The Advisor, and not the Huntington Equity Protection Strategy Fund, is responsible for paying sub-advisory fees to the Sub-Advisor.

Each Fund has yet to commence operations and therefore the Funds have not paid an advisory fee to date.  A discussion of the Trustees’ review of the investment advisory agreements with the Trust will be available in the Funds’ Semi-Annual Report for the semi-annual period ended June 30, 2011.

Other Service Providers

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Funds.  Citibank, N.A., an affiliate of Citi, provides custodial services to the Funds.

Huntington Asset Services, Inc. (“HASI”) serves as sub-administrator to the Funds and maintains the corporate records of the Trust including the minute book, the Declaration of Trust and the By-Laws.  HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

[Distributor] (“Distributor”) serves as the Funds’ principal underwriter and distributor of the Funds’ shares.  The Distributor only distributes Fund shares in Creation Units and does not maintain a secondary market in the Funds’ shares.  The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.  The Distributor is not an affiliate of the Advisor, the Sub-Advisor, Citi or any of their respective affiliates.

[TBA] serves as independent auditors of each Fund and the Trust.

The law firm of Bernstein Shur serves as legal counsel to each Fund and to the Trust.

The law firm of Sullivan and Worcester serves as legal counsel to the independent trustees of the Trust.

Dividends and Distributions

Distributions.  Each Fund declares and pays dividends on investment income, if any, annually.  Each Fund also makes distributions of net capital gains, if any, at least annually.

Dividend Reinvestment Services.  Typically, dividends and capital gains distributions will be paid in cash.  If you hold Fund shares through a broker that offers a dividend reinvestment service, you may elect to reinvest dividends and capital gains distributed by a Fund in additional whole or fractional shares of that Fund.  Contact your broker to determine whether a reinvestment service is available and to discuss any related charges associated with the use of the reinvestment service.

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More About the Huntington Strategy Shares

As with all ETFs, reinvestment of dividend and capital gains distributions in additional ETF Shares will occur four business days or more after the ex-dividend date (the date when a distribution of dividends or capital gains is deducted from the price of a Fund’s shares). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund’s income, gains, and losses.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain Federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisers regarding the taxation of their investments under federal, state and local laws.

Taxation of Distributions.  Each Fund offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares.

Distributions paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income.  Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares.  Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Long-term capital gains applicable to non-corporate taxpayers will generally be taxed at a maximum rate of 15% through December 31, 2010. Additionally, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.  Absent future congressional action, maximum tax rates for long-term capital gains applicable to non-corporate taxpayers will return to 20% and all investment income will be taxed pursuant to standard income rates.

Exempt-Interest Dividends.  If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the Alternative Minimum Tax (“AMT”). Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax.  Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Taxes on Secondary Market Sales and Cash Redemptions of Creation Units.  You will recognize a taxable gain or loss upon the sale of a Fund’s shares in the secondary market and upon the cash redemption of a Fund’s Creation Unit.  Currently, any capital gain or loss realized from the sale of a Fund’s shares for cash will generally be treated as long-term capital gain or loss if those shares have been held for more than one year and as short-term capital gain or loss if those shares have been held for one year or less.  Any capital loss arising from the sale or disposition of a Fund’s shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received or undistributed capital gain deemed received with respect to the shares.  All or a portion of any loss recognized upon the disposition of a Fund’s shares may be disallowed under “wash sale” rules if other shares of the Fund are purchases (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares that you acquired.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges securities or securities and cash for a Creation Unit will recognize a gain or loss equal to the difference between the market value of the Creation Unit at the time and

28

More About the Huntington Strategy Shares

the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for the Creation Unit.  An Authorized Participant who exchanges a Creation Unit for securities or securities and cash will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit and the aggregate market value of the securities and cash received for the Creation Unit.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for a Creation Unit cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductable.

Under current federal tax laws, any capital gain or loss realized upon redemption of a Creation Unit is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how may shares of a Fund you purchased and sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local tax on a Fund’s distributions and the sale of Fund shares.  Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.  For more information, please see the SAI section “Taxes.”

29

Glossary of Investment Terms

American Depository Receipts (ADRs):  A security issued by a U.S. bank or trust company  evidencing ownership of underlying securities issued by a foreign company.  ADRs are designed for use in U.S. securities markets.

Bonds:  Are fixed income securities that pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a bond must repay the principal amount of the security, normally within a specified time.

Call Options:  An option that gives the buyer the right to buy, and obligates the seller (writer) of the option to sell a security at a specified price.

Common Stock:  A security reflecting ownership interest in a company.

Convertible Security:  Bonds or preferred stock that convert to common stock.

ETFs:  A registered investment company whose shares are traded on a stock exchange or on the over-the-counter market.

Preferred Stock:  A security reflecting ownership interest in a company that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

Put Option:  An option that gives the buyer the right to sell, and obligates the seller (writer) of the option to buy, a security at a specified price.

Sector:  A large grouping of companies operating within the market that share similar characteristics.  The ten most commonly recognized market sectors are:  utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services.

30

More information about the Funds is available free

upon request, including the following:

Annual and Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders upon issuance.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and their policies.  A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned

subsidiary of Huntington Bank, is the Advisor to the

Huntington Strategy Shares.

[Distributor] is the Distributor.

To obtain the SAI, Annual Report, Semi-Annual

Report and other information without charge, and to

make inquiries:

Call

(800) 253-0412

Write

The Huntington Strategy Shares, P.O. Box 6110, Indianapolis, IN  46206-6110

Log on the Internet

You may also access Fund information, including copies of the most current SAI and annual and semi-annual reports, at [insert fund web site location} from the EDGAR Database on the SEC’s web site at www.sec.gov. The SEC’s web site contains text-only versions of documents relating to the Huntington Strategy Shares.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Huntington Strategy Shares Investment Company Act No. 811-XXXX
Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

31

HUNTINGTON STRATEGY SHARES

Series of the Trust	NYSE Arca Ticker Symbol
Huntington Rotating Strategy Fund
Huntington EcoLogical Strategy Fund
Huntington Equity Protection Strategy Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) contains information which may be of interest to investors in Huntington Strategy Shares (“Trust”) but which is not included in the Trust’s prospectus dated ______, 2011 (“Prospectus”). This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus. This SAI should be read together with the Prospectus.  Investors may obtain a free copy of the Prospectus by writing the Trust at, Huntington Strategy Shares, P.O. Box 6110, Indianapolis, IN  46206-6110, or by telephoning toll free 800-253-0412. This SAI is also available on the Funds’ website at [website address].

________, 2011

DEFINITIONS

OVERVIEW OF THE TRUST

EXCHANGE LISTING AND TRADING

SECURITIES IN WHICH THE FUND MAY INVEST

INVESTMENT PRACTICES

Equity Securities

Common Stock

Preferred Stock

Index-Based Securities

Other Business Organizations

Real Estate Investment Trusts (REITs)

Fixed Income Securities

                 Convertible Securities

                Corporate Debt Securities (Including Bonds, Notes and Debentures)

                U.S. Government Securities

                 Money Market Instruments

Zero-coupon Securities

Foreign Securities

Depositary Receipts

Foreign Government Securities

Foreign Currency Transactions

Foreign Securities (including Emerging Markets)

Derivative Contracts

Options

Futures Contracts and Options on Futures Contracts

                Stock Index Futures Contracts and Options on Stock Index

        Futures Contracts

Forward Foreign Currency Contracts and Foreign Currency Futures

       Contracts

Margin payments

Other Transactions/Investments

Defensive Investments

Other Investment Companies Securities

Repurchase Agreements

Reverse Repurchase Agreements

Restricted and Illiquid Securities

Securities Lending

When-Issued and Delayed Delivery Transactions

INVESTMENT RISKS

General Investment Risk

Active Trading Risk

Early Close/Trading Halt Risk

Energy Risk

Fee Layering Risk

Global Intervention and Extreme Volatility Risk

Investment Style Risk

Liquidity Risk

Manager Risk

Market Risk

Security-Specific Risk

Sector/Geographic Risk

Equity Securities Risk

General Risk

 TABLE OF CONTENTS (CONT.)

INVESTMENT RISKS (CONT.)

Exchange-Traded Funds Risk

Market Price Variance Risk (ETFs)

Real Estate/REIT Risk

Securities Linked to the Real Estate Market Risk

Small and Medium Size Company Risk

Ultrashort ETF Risk

Foreign Securities Risk

ADRs and other Domestically Traded Foreign Securities Risk

Currency Risk

Foreign Custodial Services and Related Investment Costs

                 Foreign Investment Risk

Additional Emerging Markets Risk

Fixed Income Securities Risk

Credit Risk

Counterparty Risk

Interest Rate Risk

Derivative Contracts Risk

General Risk

Options Risk

Futures Risk

    Liquidity Risk

   Hedging Risk

   Other Risk

Other Transactions/Investments Risk

Leverage Risk

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Non-Fundamental Investment Restrictions

MANAGEMENT

Board of Trustees

Oversight of Management and Operations; Risk Management

Periodic Review of Leadership Structure of Board

Trustees and Officers

Interested Trustees Background and Compensation

Independent Trustees Background and Compensation

Officer Background and Compensation

Committees of the Board of Trustees

Trustee Ownership of Fund Shares

Qualifications and Experience of Trustees

SERVICE PROVIDERS

Investment Advisory Services

Investment Advisor

Investment Sub-Advisor

Additional Information Regarding Portfolio Managers

Other Accounts Under Management

Ownership of Fund Shares

Compensation

Conflicts of Interest

Distribution Services

Distributor

Rule 12b-1 Plan

Administration and Fund Accounting Services

Other Service Providers

TABLE OF CONTENTS (CONT.)

Sub-Administrator

Custodian

Independent Public Accountant

Transfer Agent

Legal Counsel

                 Independent Trustee Counsel

Supplement Payments to Financial Intermediaries

BROKERAGE TRANSACTIONS

Trade Allocation

Brokerage Allocation

Soft Dollar Practices

PURCHASE AND REDEMPTION OF CREATION UNITS

Fund Deposit

Procedures for Purchase of Creation Units

Issuance of Creation Units

Rejection of Purchase Orders

Transaction Fees on the Purchases of Creation Units

Risks of Purchasing Creation Units

Redemption of Creation Units

Additional Redemption Procedures

Redemption Transaction Fee

Suspension of Redemption Rights

ADDITIONAL INFORMATION ABOUT THE TRUST

Shareholder Rights

Principal Holders of Securities

Book Entry Only System

Voting Proxies of Fund Portfolio Securities

Portfolio Holdings Disclosure Practices

Code of Ethics

Trust Expenses

Portfolio Turnover

DETERMINATION OF NET ASSET VALUE

TAXES

Federal Income Taxation

Fund Distributions

Hedging Transactions

Foreign Currency-Denominated Securities and Related Hedging Transactions

Foreign Tax Credit

Sale of Redemption of Shares

Backup Withholding

Securities Issued or Purchased at a Discount

Shares Purchased through Tax-Qualified Plans

Unrelated Business Taxable Income

DIVIDENDS AND DISTRIBUTIONS

FINANCIAL STATEMENTS [place holder]

APPENDIX 1 – INVESTMENT RATINGS

APPENDIX 2 – PROXY VOTING PROCEDURES OF ADVISER

TABLE OF CONTENTS (CONT.)

APPENDIX 3 – PROXY VOTING PROCEDURES OF SUB-ADVISER

APPENDIX 4 – SERVICE PROVIDER ADDRESSES

DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

Term	Definition
Advisor	Huntington Asset Advisors, Inc.
Advisers Act	Investment Advisers Act of 1940, as amended
Authorized Participant

An entity that has entered a Participant Agreement with the Distributor and Transfer Agent with respect to the offer and sale of a Fund’s Creation Units and is either a participant in the CNS System or is a DTC Participant.

Board	Board of Trustees of the Trust
Citi	Citi Fund Services Ohio, Inc., the administrator, fund accountant and transfer agent of the Trust.
CNS System	Continuous Net Settlement System of the NSCC
Code	Internal Revenue Code of 1986, as amended
Commission	U.S. Securities and Exchange Commission
Creation Unit	Block of 25,000 Fund shares
Custodian	Citibank, N.A.
Distributor	[TBA]
DTC	Depository Trust Company
DTC Participant	An entity for which DTC holds securities
ETF	Exchange-traded fund
Fund	Each a separate series of the Trust, currently Rotating Strategy Fund, EcoLogical Strategy Fund and Equity Protection Strategy Fund
Independent Trustees	Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.
Interested Trustees	Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.
NAV	Net asset value
NRSRO	Nationally Recognized Statistical Ratings Organization such as Moody’s Investor Service (“Moody’s”) or Standard & Poor’s (“S&P”).
NSCC	National Securities Clearing Corporation, a clearing agency registered with the Commission.
Sub-Advisor	Haberer Registered Investment Advisor, Inc.
Transfer Agent	Citi
1940 Act	The Investment Company Act of 1940, as amended.

OVERVIEW OF THE TRUST

The Trust was organized on September 7, 2010 as a Delaware statutory Trust and is registered under the 1940 Act as an open-end management investment company.  Each Fund covered by this SAI is a diversified portfolio of the Trust and is actively managed and does not seek to replicate a specified index.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest in one or more series representing interests in separate portfolios of securities.  The Declaration of Trust also permits each Trust to offer two or more classes of shares.

The Trust currently offers shares of Rotating Strategy Fund, EcoLogical Strategy Fund and Equity Protection Strategy Fund, each of which is organized as an actively-managed ETF.  Each Fund only offers, sells, and redeems shares in Creation Units.  A Creation Unit is comprised of 25,000 shares of a Fund.

Generally, each Fund offers and sells Creation Units in exchange for securities designated by the Advisor (or or Sub-Advisor, as applicable) (“Deposit Securities”) together with a cash payment (“Cash Component”).  Similarly, Creation Units will generally be redeemed by a Fund in exchange for securities designated by the Advisor (“Redemption Securities”) together with a Cash Component.  Each Fund reserves the right to permit or require the substitution of cash for one or more Deposit or Redemption Securities and this cash shall be added to the Cash Component of the applicable purchase or redemption transaction.

EXCHANGE LISTING AND TRADING

Individual shares of each Fund will be listed on the NYSE Arca, Inc. (“Exchange”), subject to notice of issuance, and will be available for purchase and sale through a broker-dealer at market price on each day that the Exchange is open for business.  The market price of a Fund’s shares may trade below, at or above the most recently calculated NAV per share of the Fund. Investors purchasing Fund shares in the secondary market may be subject to brokerage commissions and other charges. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s NAV using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the portfolio securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of a Fund’s NAV, which is calculated only once a day. Neither a Fund, the Advisor, the Sub-Advisor nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Exchange maintains certain listing standards and requires listed companies like the Funds to continue to comply with such standards while their shares are available for trading on the Exchange.  There can be no assurance that the listing standards of the Exchange will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (2) the IOPV of the Fund is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or a Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Exchange.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

SECURITIES IN WHICH THE FUNDS MAY INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with such Fund’s investment goal.  The table categorizes each security type as either:

P = Principal investment of a Fund;

A =Acceptable (but not principal) investment of a Fund;

N= Not an acceptable investment of a Fund.

For a detailed description of these securities/transactions, see “Investment Practices” below.

	Rotating Strategy Fund	EcoLogical Strategy Fund	Equity Protection Strategy Fund
Equity Securities
Common Stocks	P	P	P
Preferred Stocks	A	A	A
Index-Based Securities/ETFs	A	A	A
Other Business Organizations	N	A	A
Real Estate Investment Trusts	A	A	A
Fixed Income Securities
Convertible Securities	A	A	A
Corporate Debt Securities	A	A	A
Money Market Securities: Bank Obligations	A	A	A
Money Market Securities: Commercial Paper/Variable Amt Master Demand Notes	A	A	A
Money Market Securities: Variable Rate Demand Notes	A	A	A
Money Market Securities: Other	A	A	A
U.S. Government Securities	A	A	A
Zero Coupon Securities	A	A	A
Foreign Securities
Depositary Receipts	P	A	A
Foreign Securities	A	A	A
Foreign Government Securities	A	A	A
Foreign Currency Transactions	A	A	A
Derivative Contracts(1)
Options on equities	A	A	P
Options on debt securities	A	A	A
Options on stock indices	A	A	P
Options on futures	A	A	A
Options on stock index futures	A	A	A
Futures	A	A	A
Stock index futures	A	A	A
Foreign currency futures	A	A	A
Foreign forward currency contracts	A	A	A

	Rotating Strategy Fund	EcoLogical Strategy Fund	Equity Protection Strategy Fund
Other Transactions/Investments
Defensive Investments	A	A	A
Other Investment Company Securities	A	A	A
Repurchase Agreements	A	A	A
Restricted and Illiquid Securities	A	A	A
Reverse Repurchase Agreements	A	A	A
Securities Lending	A	A	A
When-Issued/Delayed Delivery Transactions	A	A	A

(1)  Derivative Activity Limitations.  The Trust and the Advisor have submitted applications to the Commission for exemptive relief from the 1940 Act in order to permit, among other things, shares of each Fund to trade in the secondary market on the Exchange.  Orders granting the relief requested were issued by the Commission on ______________with respect to Rotating Strategy Fund and the EcoLogical Strategy Fund and on __________________, with respect to the Equity Protection Strategy Fund.  Consistent with representations made in these applications, neither the Rotating Strategy Fund nor the EcoLogical Strategy Fund may currently invest in options contracts, futures contracts, swap agreements, or other derivative securities.  In addition, consistent with representations made with respect to the Equity Protection Strategy Fund, the Fund currently limits derivative activity to writing covered call options on the equity securities in its portfolio and purchasing put options on certain index-based indices such as the S&P 500 and the S&P 100 to hedge the Fund’s portfolio against a decline in the value of its portfolio securities.  Each Fund reserves the right to expand its investments in derivatives upon the earlier of an SEC rule under the 1940 Act providing ETFs with more flexible relief regarding investments in derivatives or the Trust’s receipt of an order permitting similar relief.

INVESTMENT PRACTICES

The Prospectus discusses the principal investment strategies of the Funds.  Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund’s principal investment strategy.

EQUITY SECURITIES

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by a corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Index-Based Securities

Index-Based Securities, such as Standard & Poor’s Depository Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), World Equity Benchmark Shares (“WEBS”), and Dow Jones DIAMONDS (“Diamonds”), are usually interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, Index-Based Securities may be organized as open-end investment companies that issue similar exchange-traded shares.

Like the Funds, Index-Based Securities will generally issue and redeem shares in Creation Units in exchange for: (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (“Index”); and (b) a cash payment designed to equalize the NAV of the Index and the NAV of the Index-Based Security being purchased.

Index-Based Securities are not individually redeemable, except upon termination.  The liquidity of small holdings of Index-Based Securities, therefore, will depend upon the existence of a secondary market. The price of Index-Based Securities is derived and based upon the securities held by the Index-Based Securities.

Other Business Organizations

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (“MLP”) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

FIXED INCOME SECURITIES

Fixed income securities include corporate debt securities, U.S. Government securities, and money market instruments which provide a stream of fixed payments to the holder.

Convertible Securities

Convertible securities include certain equity and fixed income securities that may be exchanged or converted into a predetermined number of shares of an issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt Securities (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more NRSROs. See the Appendix-1 to this SAI for a description of these ratings.

The credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer’s right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan

Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

Bank Obligations.  Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the issuing bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

Commercial Paper and Variable Amount Master Demand Notes.  Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a corporation, and europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

The commercial paper in which a Fund may invest must be: (i) rated A-1 or better by S&P or P-1 or better by Moody’s; or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody’s.

Variable Rate Demand Notes. Variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each Fund may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other money market instruments.  These instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount, are payable in full at maturity, and do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other investment companies investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

FOREIGN SECURITIES

Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs include American Depositary Shares and New York Shares.  European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer.  Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement.  Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets.  ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security.  Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency and Foreign Currency Futures Contracts”-below), and purchasing and selling options on foreign currencies (see “Foreign Currency Options”-below). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank.

Foreign securities are normally denominated and traded in foreign currencies. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions” above.

DERIVATIVE CONTRACTS

While this section sets forth information regarding a variety of derivatives that constitute acceptable investments of each Fund, Rotating Strategy Fund and EcoLogical Fund are not currently permitted to invest in options contracts, futures contracts, swap agreements, or other derivative securities pursuant to conditions of an exemptive order issued by the Commission permitting, among other things, their shares to trade in the secondary market.  Pursuant to a similar order granted to the Trust with respect to Equity Protection Strategy Fund, the Fund is currently obligated to limit its derivative activity to writing covered call options on the equity securities in its portfolio and purchasing put options on certain index-based indices such as the S&P 500 and the S&P 100 to hedge the Fund’s portfolio against a decline in the value of its portfolio securities.  Each Fund reserves the right to expand its investments in derivatives upon the earlier of an SEC rule under the 1940 Act providing ETFs with more flexible relief regarding investments in derivatives or the Trust’s receipt of an order permitting similar relief.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option and during the option period, the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option.

The premium received from writing a call option, increases the Fund’s return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option.  The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

In order for a put option on an index to be profitable, the value of the underlying security/index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security/index by the premium paid for the put option and by transaction costs.

The successful use of options depends on the ability of the Advisor or Sub-Advisor, as applicable, to forecast interest rate and market movements. For example, if the Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to purchase a put option on an index based on the Advisor’s expectations that the value of the underlying security will decline, but the value rises instead, the Fund would be out the premium paid to purchase the option.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract.  Futures contracts are considered to be commodity contracts. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. See “Margin Payments” below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (“S&P 100”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the

S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

No Fund will engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Forward Foreign Currency Contracts and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are affected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” See “Foreign Currency Transactions” above.

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

OTHER TRANSACTIONS/INVESTMENTS

Defensive Investments

At times, the Advisor may determine that conditions in securities markets may make pursuing a Fund’s principal investment strategies inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these temporary “defensive” strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies.  The employment of “defensive” strategies may prohibit a Fund from achieving its investment objective.

Other Investment Companies Securities

Each Fund may invest in securities of other investment companies (“Acquired Funds”), including traditional mutual funds and ETFs, as an efficient means of carrying out their investment policies and managing their uninvested cash.  In particular, a Fund may invest in Ultrashort ETFs which are designed to correspond to twice the inverse of the daily performance of an underlying index and Exchange-Traded Commodity Funds (“ETCFs”).

Ultrashort ETFs invest in financial instruments (including derivatives) which the investment adviser to the Ultrashort ETF believes should, in combination, achieve stipulated daily return characteristics.  ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest in a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity).  A Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which a Fund invests.

No Fund may invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one investment company, or own more than 3% of the shares of any one investment company. When a Fund invests in the shares of other investment companies, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by a Fund, its custodian or a third-party custodian. In order to protect a Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value at least equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such commercial paper to any limitation applicable to restricted securities.

Securities Lending

In order to generate additional income, each Fund may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan from the Fund.  Each Fund may lend up to 33 1/3% of its total assets. Such loans must be fully collateralized by cash, U.S. Government securities or other high-quality debt obligations and marked to market daily. Although the loan is fully collateralized, if the borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to a lending Fund any dividends or interest received on the securities. In addition, a Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

Each Fund may invest up to 25% of its total assets in securities purchased on a when-issued or delayed delivery basis.  No Fund intends to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund’s assets.

INVESTMENT RISKS

The Prospectus discusses the principal investment risks of the Funds.  Below you will find more detail regarding the risks associated with the types of investments and investment practices permitted by each Fund.

GENERAL INVESTMENT RISKS

Active Trading Risk

Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Early Close/Trading Halt Risk

An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Energy Risk

To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Fee Layering Risk

Each Fund may invest some or all of its assets in certain other investment companies, including Index-Based Securities and other ETFs, that separately have their own management and other fees that would be paid for by the Fund as an investor.  A Fund will bear these expenses as an investor in the investment company and may bear higher expenses than other investment companies that invest directly in equity or fixed income securities.  This could cause a Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.  Estimates of these expenses are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Global Intervention and Extreme Volatility

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.  These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling.  Both domestic and foreign equity markets have experienced increased volatility, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continuing market volatility may have an adverse effect on the Funds.  The Funds’ investment strategies may be significantly affected in the event of government interventions due to this extreme volatility.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Liquidity Risk

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.  Securities that are not registered under the Securities Act of 1933 or the 1940 Act such as privately placed interests in limited partnerships or limited liability companies may be subject to minimum holding periods and limited windows during which purchases and redemptions can be processed.

Manager Risk

The Advisor’s selection of securities for a Fund may cause a Fund to underperform similar funds or relevant benchmarks.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Sector/Geographic Risk

When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.

EQUITY SECURITIES RISK

General Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to the overall market environment or reports of a company’s earnings, economic statistics or other factors which affect an issuer’s profitability. The price of equity securities can decline and reduce the value of a fund investing in equities. Stock markets are volatile.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over the counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by overall market and economic conditions.

Exchange-Traded Funds Risk

ETFs, including Index-Based Securities, generally present the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of a ETF can fluctuate up or down, and you could lose money investing in the ETF if the prices of the securities owned by the ETF go down. In addition, an investment in an ETF may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Price Variance Risk (ETFs)

 ETFs, including Index-Based Securities are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in their respective NAVs and supply and demand for their shares.  Differences between secondary market prices and NAV for an ETF’s shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. There may, however, be times when the market price and the NAV vary significantly and an investor may pay more than NAV when buying ETF shares on the secondary market, and receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade ETF shares. In times of severe market disruption, the bid-ask spread often increases significantly. This means that an ETF’s shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of the ETF’s shares is falling fastest, which may be the time that investors most want to sell the ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF.  Accordingly, a Fund purchasing and selling ETFs in the secondary market may not experience investment results consistent with those purchasing from and redeeming Creation Units with an ETF directly.

Real Estate/REIT Risk

Investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to, among other things,  changes in local, regional and national economic conditions, the demand for rental property, real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Securities Linked to the Real Estate Market Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•

declines in the value of real estate;

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risks related to general and local economic conditions;

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possible lack of availability of mortgage funds;

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overbuilding;

•

extended vacancies of properties;

•

increased competition;

•

increases in property taxes and operating expenses;

•

change in zoning laws;

•

losses due to costs resulting from the clean-up of environmental problems;

•

liability to third parties for damages resulting from environmental problems;

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casualty or condemnation losses;

•

limitations on rents;

•

changes in neighborhood values and the appeal of properties to tenants; and

•

changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Company Risk” for a discussion of the risks associated with investments in these companies.

Small and Medium Size Company Risk

Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.  Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.  The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.  Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, the Advisor may not be aware of problems associated with the company issuing the security.  Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Ultrashort ETFs Risk

Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested.  Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

FOREIGN SECURITIES RISK

ADRs and Domestically Traded Foreign Securities Risk

Because the Funds may invest in ADRs and other domestically traded securities of foreign companies, the Funds’ share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.  Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.  These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Currency Risk

Exchange rates for currencies fluctuate daily. Fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.

Foreign Custodial Services and Related Investment Costs Risk

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Foreign markets have settlement and clearance procedures that differ from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad.   In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

These risks are greater in emerging markets.

Additional Emerging Markets Risk

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

FIXED INCOME SECURITIES RISK

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a similar security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk

The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

DERIVATIVE CONTRACTS RISK

General Risk

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of a Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty.

When a derivative or other instrument is used as a hedge against an offsetting position that a Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa.  To the extent a Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Options Risk

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to affect closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the OTC markets. The Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events - such as volume in excess of trading or clearing capability - were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor and Sub-Advisor may be considered such a group. These position limits may restrict the Trust’s ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Futures Risk

Liquidity Risk. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risk. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other Risk. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

OTHER TRANSACTIONS/INVESTMENT RISKS

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves.  Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments.  Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted.  Each Fund

(1)

May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(2)

May issue senior securities to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(3)

May lend or borrow money to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(4)

May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(5)

May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(6)

May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(7)

May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.  The 1940 Act limits the ability of investment companies to lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

(1)

The Funds will not invest more than 15% of net assets in illiquid investments.

(2)

In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

(3)

The Funds will not invest in companies for the purpose of exercising control.

(4)

The Funds will not pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund’s fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

(5)

The Funds will not purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectus or SAI) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(6)

The Funds will not make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

(7)

The Funds will not invest in any other investment company or company relying on Section 3(c)(1) or 3(c)(7) of the 1940 in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent permitted by exemptive relief from the SEC permitting the Fund to purchase shares of other investment companies for short-term cash management purposes.

MANAGEMENT

BOARD OF TRUSTEES

Oversight of Management and Operations; Risk Management

The Board is responsible for overseeing the management and operations of the Trust.  The Board consists of five Independent Trustees and two Interested Trustees.  The Chairperson of the Trust, David Schoedinger, is an Independent Trustee.

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor, the Sub-Advisor and other service providers to the Trust have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board exercises oversight of the risk management process through the Audit Committee and the Compliance Committee, and through oversight by the Board itself (See “Committee of the Board of Trustees”-below).  The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings.  In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel.  These meetings may take place in-person or by telephone.

The Board requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.  The Board also receives quarterly reports from the Advisor and Sub-Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Funds.

Periodic Review of Leadership Structure of Board

The Board evaluates, at least annually, the performance of the Board and its committees.  This evaluation includes a consideration of the effectiveness of the Board’s committee structure and the number of investment company boards on which each Trustee serves.  The Board believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics.  The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

TRUSTEES AND OFFICERS

The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust.  Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions).  Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of the Trust, the total compensation received as a Trustee for the most recent fiscal year.  Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN. Unless otherwise noted, each officer is elected annually by the Board.  Each Trustee and executive officer (except Mr. Silva and Ms. Klenk) also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor.  Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 27 separate series.

As of _______, 2011, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

Interested Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)[1]
B. Randolph Bateman* Age: 60 TRUSTEE Began Serving: September 2010	Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present). Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).	$0
Thomas J. Westerfield† Age: 54 TRUSTEE Began Serving: November 2010	Principal Occupation: Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position: Of Counsel, Cors & Bassett LLC (law firm) (1993 to 2005).	$0

*B.Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with the Huntington National Bank and its affiliates.

† Thomas J. Westerfield may be deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which has provided legal services to Huntington National Bank.

---------------------------------

1  As of the date of this SAI, no Fund had commenced operations.  Beginning in 2011, total compensation to be paid each Trustee not affiliated with the Advisor during a standard fiscal year of 12 months will be $2,000.00, plus reimbursement for reasonable travel and related expenses incurred in attending meetings of the Board and its committees.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
David S. Schoedinger Age: 67 CHAIRMAN OF THE BOARD AND TRUSTEE Began Serving: November 2010	Principal Occupation: Chairman of the Board and Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Previous Position: President, Board of Directors of National Selected Morticians (national trade association for morticians) (1992 to 1993).	$0
Alistair Jessiman Age: 52 TRUSTEE Began Serving: November 2010	Principal Occupations: Managing Director, Novantas LLC (specialist research and advisory firm) (September 2005 to present). Previous Positions: President/Founder, Wallace & Mackenzie, Inc. (management consulting firm) (January 2001 to September 2005); Managing Director or Vice President of various departments, J.P. Morgan (1979 to 2001). Other Directorships Held: Board Member, The Alger Funds; Board Member, National Foundation for Teaching Entrepreneurship.	$0
Tadd C. Seitz Age: 68 TRUSTEE Began Serving: November 2010	Principal Occupation: Retired. Previous Positions: Chairman and Chief Executive Officer, The Scotts Company (lawn and garden products company)(June 1983 to March 1995); Interim Chief Executive Officer (February 1996 to July 1996).	$0
Mark D. Shary Age: 49 TRUSTEE Began Serving: November 2010	Principal Occupations: Private investor (2007 to present). Previous Position: President, Bostech Corporation (technology company) (2000 to 2002); Chief Executive Officer and President, BestTransport.com, Inc. (transportation company)(2003 to 2007).	$0
William H. Zimmer, III Age: 56 TRUSTEE Began Serving: November 2010	Principal Occupation: Independent Consultant (February 2009 to present). Previous Positions: Assistant Treasurer, Dana Holding Corp. (manufacturing company) (September 2006 to February 2009); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).	$0

Officer Background and Compensation*

Name Age Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
B. Randolph Bateman Age: 60 41 South High Street Columbus, OH PRESIDENT Began Serving: July 2010

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 45 2960 North Meridan Street, Suite 300 Indianapolis, IN 46208 CHIEF EXECUTIVE OFFICER Began Serving: November 2010

Principal Occupations: Senior Vice President, Unified (January 2010 to

present).

Previous Positions: Managing Director, Chief Operating Officer,

WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS

Fund Services (2006 to 2007); Senior Vice President/Vice President, Client

Services, BISYS Fund Services (1994 to 2006).

David R. Carson Age: 51 CHIEF COMPLIANCE OFFICER and ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Suite 3805 Cincinnati, OH Began Serving: November 2010

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (mutual fund)(September 2005 to present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds (mutual fund), Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Robert Silva Age: 2960 North Meridan Street, Suite 300 Indianapolis, IN 46208 TREASURER Began Serving: November 2010

Principal Occupation: Vice President, Huntington Asset Services, and Treasurer, The Huntington Funds and Huntington Strategy Shares.(2010 to present).

Previous Positions: (Prior to 2010) Senior Vice President with Citi Fund Services. Treasurer for a number of mutual fund families, Oversaw Expense Reporting utility for all mutual funds administered by Citi. (Prior to joining Citi) Director of Performance Analytics and Administration as well as Assistant Treasurer and Assistant Vice President for a Registered Investment Company. He served on the Funds’ Valuation Committee as well as on the Adviser’s Brokerage and Proxy Committees.

Leslie Klenk Age: 46 Bernstein Shur 100 Middle Street Portland, ME 04104 SECRETARY Began Serving: November 2010

Principal Occupation: Of Counsel, Bernstein Shur (law firm)(July 2009 to present).

Previous Position: Director, Foreside Compliance Services (November 2006 to June 2009); Senior Vice President/Counsel, Citigroup Global Transaction Services (April 1998 to October 2006).

*Officers do not receive any compensation from the Trust, except that David R. Carson will receive annual compensation from the Trust for serving as the Trust’ s Chief Compliance Office, of $2,000.00 beginning in 2011.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board has four standing committees: Audit Committee, Compliance Committee, Nominating Committee, and Special Proxy Voting Committee.  The Audit Committee and Nominating Committee are chaired by Independent Trustees.

Through the Audit, Compliance, Nominating, and Special Proxy Voting Committees, the Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year(1)
Audit	David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III

The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee is also responsible for receiving, reviewing and investigating reports regarding material violations of the Trust or material violations committed by any officer, director or agent thereof.

none
Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III

The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations including compliance with securities laws and regulations.

none
Nominating	Alistair Jessiman David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III (Chairman)

The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees.  The Nominating Committee will consider nominees recommended by Shareholders.  The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of Huntington Strategy Shares.

none
Special Proxy Voting	Alistair Jessiman (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	none

(1)As of the date of this SAI, no Fund had commenced operations.

TRUSTEE OWNERSHIP OF FUND SHARES

As of December 31, 2010, each Trustee beneficially owned equity securities of: (1) each Fund; and (2) on an aggregate basis, other registered investment companies overseen by the Trustee and within the same family of investment companies as follows:

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
B. Randolph Bateman	$0	None
Allistair Jessiman	$0	[TBA]
David S. Schoedinger	$0	Over $100,000
Tadd C. Seitz	$0	$50,001 - $100,000
Mark D. Shary	$0	$10,001 - $50,000
Thomas J. Westerfield	$0	$1 0 $10,000
William H. Zimmer, III	$0	None

(1)

As of December 31, 2010, no Fund had yet to commence operations.

(2)

The Trust and The Huntington Funds comprise the Trust’s family of investment companies.

QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES

The following provides an overview of the considerations that led the initial Trustee of the Trust to conclude that each individual serving as a Trustee of the Trust should so serve.  Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s prior experience, serving on the boards of public companies, including service as a Trustee for The Huntington Funds, an affiliate of the Trust, and other complex enterprises and organizations; (3) the individual’s ability to work effectively with the other members of the Board as evidenced by his service as a Trustee for The Huntington Funds; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth in the table above and each individual’s experience as a Trustee for The Huntington Funds, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

B. Randolph Bateman

Mr. Bateman’s experience includes over twenty years in the banking and financial services industries. Mr. Bateman currently serves as the president of The Huntington Funds and as president and chief investment officer of Huntington Asset Advisors, Inc., the investment adviser to The Huntington Funds and the proposed investment adviser to the Trust. These roles provide him with a comprehensive understanding of the investment company operations and investments.

Alistair Jessiman

Mr. Jessiman has over thirty years of experience in the financial services industry.  Mr. Jessiman currently serves as the managing director of a consulting firm and also serves on the boards of two private companies.  Mr. Jessiman formerly held a twenty-year position as the managing director of a global financial services firm, as well as positions with an investment adviser and private bank.  Mr. Jessiman is a Certified Financial

Analyst and has previously held a variety of brokerage licenses.  This experience has given him an extensive knowledge of financial and investment industry issues, including financial reporting, marketing, operational, management and corporate governance issues.

David S. Schoedinger

Mr. Schoedinger’s experience as the chairman and chief executive officer of a private company and president of an insurance agency provides him with extensive knowledge of investment, operational, management and corporate governance issues.  As chairman and chief executive officer of a private funeral services company, Mr. Schoedinger managed all of the investing for the company’s defined benefit plan until 2009.  Mr. Schoedinger has also served on the boards of two private companies and as past president of several industry organizations.  In addition, his twenty years as an independent Trustee of the Huntington Funds have given him an extensive understanding of investment company operations.

Tadd C. Seitz

Mr. Seitz’s experience includes over twenty-five years of corporate service as the chairman and chief executive officer of a public company, as well as extensive experience serving on the boards of a variety of business entities.  Mr. Seitz’s board experience includes several public and private companies, including an insurance company and several nonprofit entities.  This experience provides Mr. Seitz with extensive knowledge of management, financial, marketing, corporate governance and investment issues.  In addition, his three years as an independent Trustee of the Huntington Funds have given him a strong understanding of investment company operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies.  Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm.  Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities.  This experience provides Mr. Shary with extensive knowledge of management, financial reporting and corporate governance issues.  In addition, his three years as an independent Trustee of the Huntington Funds have given him a strong understanding of investment company operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981.  Mr. Westerfield has also served on the boards of private companies, including a real estate development company.  His legal background and board experience provide him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues.  In addition, his nine years of service as a Trustee of the Huntington Funds have given him an extensive understanding of the Trust’s operations.

William H. Zimmer, III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank.  Mr. Zimmer also has experience serving on the boards of mutual funds and large companies.  This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues.  In addition, his three years as an independent Trustee of the Huntington Funds have given him a strong understanding of the Trust’s operations.

SERVICE PROVIDERS

INVESTMENT ADVISORY SERVICES

Investment Advisor

Huntington Asset Advisors, Inc. has served as investment advisor to the Trust since its inception.   The Advisor is a separate, wholly owned subsidiary of Huntington Bank.  Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds’ investments are typically made without any knowledge of the Advisor’s or its affiliates’ lending relationships with an issuer.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”). With over $53 billion in assets as of September 30, 2010, HBI is a Maryland corporation and major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreement between the Trust and the Advisor (“Investment Advisory Agreement”), the Advisor, at its expense, furnishes a continuous investment program for each Fund and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine.  Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and the 1940 Act. In addition, the Advisor makes decisions consistent with each Fund’s investment objectives, policies, and restrictions as set forth in the Prospectus and SAI, and such policies and instructions as the Trustees may, from time to time, establish.  Under the Investment Advisory Agreement, the Advisor may delegate to another investment adviser the responsibility of investing each Fund’s assets subject to the supervision of the Advisor and the Board. In the case of the Equity Protection Strategy Fund, the Advisor has retained the Sub-Advisor to manage the assets of the Fund. The delegation of investment advisory services to the Sub-Advisor does not relieve the Advisor from any duty or liability it would otherwise have under the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s).  The Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment.

The Investment Advisory Agreement provides for an initial term of two years.  Thereafter, the Investment Advisory Agreement shall continue from year to year so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a vote of the majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

For investment advisory services rendered to each Fund Trust, the Advisor receives a fee, which is calculated daily and paid quarterly in arrears, as follows:

Fund	Assets Under Management	Annual Rate
Rotating Strategy Fund	.60
EcoLogical Strategy Fund	.60
Equity Protection Strategy Fund	.60*

* Of this .60, the Sub-Advisor will receive from the Advisor an amount equal to .50 and the Advisor will receive .10.

While the Advisor may from time to time agree to voluntarily reduce its advisory fee, there can be no assurance that the Advisor will choose to make such an agreement.  Any voluntary reductions in the Advisor’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

To the extent that you have a separately managed account with the Adviser and a portion of your assets in that account are invested in a Fund, the advisory fee applicable to that account will not be assessed on that portion of your account invested in the Fund.

Investment Sub-Advisor

Subject to the oversight of the Board and the Advisor, Haberer Registered Investment Advisor, Inc. makes decisions regarding the investment and reinvestment of the Equity Protection Strategy Fund.  The Sub-Advisor is an affiliate of the Advisor and is a wholly owned subsidiary of HBI.  Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds’ investments are typically made without any knowledge of the Advisor’s or its affiliates’ lending relationships with an issuer.

Under the Investment Sub-Advisory Agreement between the Advisor and Sub-Advisor (“Sub-Advisory Agreement”), the Sub-Advisor, at its expense, furnishes a continuous investment program for the Huntington Equity Protection Strategy Fund and makes investment decisions on behalf of the Fund, all subject to such policies as the Trustees may determine.  Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and the 1940 Act. In addition, the Sub-Advisor makes decisions consistent with a Fund’s investment objectives, policies, and restrictions as set forth in the Prospectus and SAI, and such policies and instructions as the Trustees may, from time to time, establish.

The Sub-Advisory Agreement provide that the Sub-Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Sub-Advisor.

The Sub-Advisory Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor upon 60 days’ written notice.  The Sub-Advisory Agreement may be amended only by a vote of the Fund’s shareholders.  The Sub-Advisory Agreement also terminates without payment of any penalty in the event of its assignment.

The Sub-Advisory Agreement provides for an initial term of two years.  Thereafter, the Sub-Advisory Agreement shall continue from year to year so long as such continuance is approved at least annually with respect to the Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a vote of the majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

For investment advisory services rendered to the Fund, the Sub-Advisor receives a fee from the Advisor (not the Fund), which is calculated daily and paid quarterly in arrears, in the amount equal to .50 of assets under management for the Fund.

To the extent that you have a separately managed account with the Sub-Advisor and a portion of your assets in that account are invested in the Fund, the advisory fee applicable to that account will not be assessed on that portion of your account invested in the Fund.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

Other Accounts Under Management

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of [note: most recent practical date], 2011 and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Rotating Markets Strategy Fund

Other Accounts Managed By Paul Koscik	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

EcoLogical Strategy Fund

Other Accounts Managed By Brian Salerno	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Equity Protection Strategy Fund

Other Accounts Managed By Donald L. Keller	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Ownership of Fund Shares

No portfolio manager that retains investment decision making authority over a Fund’s management beneficially owns shares of that Fund.

Compensation

Mr. Koscik and Mr. Salerno are paid a fixed base salary and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually. Mr. Koscik and Mr. Salerno are also eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by The Huntington National Bank’s PFCMG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year’s trust fees on such self-generated business.

Quarterly, if the assets of the Huntington Funds, another registered investment company managed by the Advisor, collectively grow at least 3.0% over the previous calendar quarter as a result of retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter.  Mr. Koscik is eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor’s Chief Investment Officer’s total discretion based on his assessment of the following criteria: (1) development of publicity of the Huntington

Funds, (2) coordination of relationships with the intermediaries who offer the Huntington Funds and (3) efficient execution of securities trades for the Huntington Funds. A similar incentive plan will be considered for the Huntington Strategy Shares at a future date, but is not yet effective.

Mr. Koscik and Mr. Salerno are responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Adviser’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, Mr. Koscik and Mr. Salerno may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Mr. Koscik’s and Mr. Salerno’s performance in this regard is assessed quarterly by the Adviser’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

Mr. Koscik and Mr. Salerno are portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a “Category” (such as Income, Growth, etc.) by the Adviser, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor’s “Tactical Asset Allocation Model” as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager’s manager and the Advisor’s Chief Investment Officer jointly select 20 accounts to review for adherence to the Category’s defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his quarterly base salary if 52% of the selected accounts exceed the Adviser’s Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager’s 50 accounts remain with the Adviser for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the VA Rotating Markets Fund’s, a series of the Huntington Funds, performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the VA Rotating Markets Fund’s assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik’s continued management as a result of retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the VA Rotating Markets Fund’s 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Mr. Koscik and Mr. Salerno are eligible for awards of stock options and/or restricted stock units on the Bank’s holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

 Mr. Keller is primarily compensated on a fixed base salary.  This salary is determined to be competitive based upon his role as President and Chief Investment Officer of Haberer Registered Investment Advisor, which is a fee based, SEC regulated firm and is a wholly owned subsidiary of Huntington Banc.  Mr. Keller can receive incentive compensation based upon asset fees generated from new or enhanced business that he brings to the Haberer firm.  Mr. Keller also has an incentive opportunity based upon the performance of the Haberer firm as compared to annual budgets.

Mr. Keller is responsible for the management of all client assets at Haberer.  In his role as Chief Investment Officer, he is charged with formulating the investment strategy that will be used as the overall framework for managing client assets. This includes asset allocation, sector decisions, research, and security selection.  Mr. Keller also manages on a daily basis a significant portion of the accounts for which the firm is responsible.

Mr. Keller reviews and formulates new strategies that can be useful in portfolio management.   As President, he is also involved in day to day activities that come with managing the firm.

Mr. Keller is eligible for awards of stock options and/or restricted stock units from Huntington Bank as recommended by his manager in conjunction with the approval of the CEO and the Compensation Committee of the Board of Directors of the Holding Company.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although neither the Advisor nor the Sub-Advisor tracks the time a portfolio manager spends on a single portfolio, each does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  Moreover, variances in advisory fees charged from account to account may create an incentive for portfolio managers to devote more attention to those accounts that pay high advisory fees.  It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

Each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, each Advisor and Sub-Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with their applicable Code of Ethics.  Finally, each of the Advisor and Sub-Advisor has structured their portfolio managers’ compensation in a manner, and the Funds have adopted policies and procedures reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

DISTRIBUTION SERVICES

Distributor

[TBA] is the principal underwriter and distributor of each Fund’s shares.  The Distributor is a registered broker-dealer under the Exchange Act and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor distributes each Fund’s shares on a continuous and best efforts basis in Creation Units.  Each Creation Unit is comprised of 25,000 shares.  The Distributor does not maintain a secondary market in any Fund shares.  The Distributor is not affiliated with the Adviser, the Sub-Advisor, Citi, or their respective affiliates.

Pursuant to the Distribution Agreement between the Trust and the Distributor, the Distributor, as agent of the Trust, solicits orders for the purchase of a Fund’s Creation Units.  Each order to purchase or redeem Fund shares is subject to acceptance by the Trust.  The Distributor is responsible for providing Prospectuses to each purchaser of a Fund’s Creation Units and will also provide copies of the SAI to such persons upon request.  The Distributor also maintains a record of each order to purchase and redeem Creation Units of a Fund placed with it.

The Distribution Agreement may continue for two years from its effective date and is renewable thereafter.  Subsequent to the initial two year term, the Distribution Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by (i) the vote of either the Trustees or the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees (including a majority of the Independent Trustees) or by the shareholders of that Fund upon ___ days’ written notice, or by the Distributor on ___ days’ written notice.  The Distribution Agreement provides that in the absence of [standard of care], the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.  The Distributor is not compensated for services rendered under the Distribution Agreement.

Rule 12b-1 Plan

The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”).  This Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, the Sub-Advisor and their affiliates) for activities principally intended to result in the sale of Fund shares such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

The Plan could benefit the Funds in a number of ways. For example, the Plan could help the Funds attract and retain assets, thus providing cash for orderly portfolio management and possibly helping to stabilize or reduce other operating expenses.

Under the Plan, a Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Plan fee.

No distribution fees are currently charged to any Fund and there are no plans to impose these fees.  To the extent that the Plan is implemented in the future, the Prospectus will be updated to reflect the implementation and the implementation will also be disclosed on the Funds’ website.  The Board will pre-approve the implementation of the Plan.

ADMINISTRATION AND FUND ACCOUNTING SERVICES

Pursuant to a Services Agreement with Citi Fund Services Ohio, Inc., Citi provides administration, transfer agency and fund accounting services to the Trust.  As administrator,  Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing annual updates to the Trust’s registration statement and filing the updates with the SEC upon review and approval of the Trust and Trust counsel; (2) preparing the Trust’s periodic financial reports on forms prescribed by the SEC and filing those reports with the SEC upon review and approval of the Trust and Trust counsel; (3) calculating Fund expenses and making required disbursements; (4) calculating Fund performance data; and (5) providing certain compliance support services.  Citi has contracted with Huntington Asset Services, Inc. to serve as sub-administrator and maintain the corporate records of the Trust including the minute book, the Declaration of Trust and the By-Laws.

As fund accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s NAV.  Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

The agreement has an initial term of three years and thereafter will automatically renew for successive one year periods unless otherwise terminated consistent with its terms.  The agreement may be terminated with or without cause by either party upon written notice provided at least 90 days prior to the end of the initial term or any subsequent annual term (which notice will cause the agreement to term at the end of the Initial Term or at the end of a subsequent annual term, as applicable).  Generally, either party may also terminate the agreement with cause upon at least 30 days’ written notice if the other party has materially breached any of its obligations under the agreement and has failed to cure such breach prior to the end of the notice period.  Finally, the agreement may also be terminated immediately by either party in the event that the other party is no longer permitted or able to provide the services subject to the agreement or is subject to the appointment of an examiner or receiver or liquidator or like event.  The agreement provides that Citi shall not be liable to the

Trust for any losses or damages other than those resulting from Citi’s willful default, fraud or gross negligence.

OTHER SERVICE PROVIDERS

Sub-Administrator

Pursuant to a Sub-Administration Agreement between Citi and Huntington Asset Services, Inc., Huntington Asset Services, Inc. maintains the corporate records of the Trust including the minute book, the Declaration of Trust and the By-Laws.

Custodian

Citibank, N.A serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments.

Independent Public Accountant

[TBA] serves as the Trust’s independent public accountant and is responsible for auditing each Fund’s annual financial statements.

Transfer Agent

Citi serves as the Trust’s transfer agent and dividend-paying agent.

Legal Counsel

Bernstein Shur, 100 Middle Street, Portland Maine 04104-5029 is counsel to the Trust and will pass upon the legality of the Shares offered hereby.

Independent Trustee Counsel

Sullivan & Wooster is counsel to the Independent Trustees.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries that solicit or participate in the solicitation of orders for the purchase of Creation Units of a Fund may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries who solicit purchases of a Fund’s Creation Units may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, these financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value.

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of a Fund’s Creation Units. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries in order to facilitate the sale of a Fund’s Creation Units and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with these financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

These payments will be based upon the amount of Fund shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

BROKERAGE TRANSACTIONS

TRADE ALLOCATION

Investment decisions for a Fund and other clients of the Advisor and Sub-Advisor are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold by the Advisor or Sub-Advisor, as applicable, for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor or Sub-Advisor on the same day. To the extent that multiple clients are purchasing or selling a specific security at the same time, such transactions will be allocated among the clients in a manner believed by the Advisor or Sub-Advisor, as applicable, to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor or Sub-Advisor, as applicable, in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor or Sub-Advisor, as applicable, places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor or Sub-Advisor, as applicable, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

SOFT DOLLAR PRACTICES

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for their clients. Consistent with this practice, the Advisor or Sub-Advisor, as applicable, may receive research, statistical, and quotation services from many broker-dealers with which it places a Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor or Sub-Advisor, as applicable, and their respective affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing a Fund. The fee paid by a Fund to the Advisor is not reduced because the Advisor, the Sub-Advisor and their respective affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor, or the Sub-Advisor, as applicable, may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor’s or Sub-Advisor’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund only offers and redeems its shares in Creation Units.  Creation Units are offered and sold through the Distributor on a continuous basis, without a sales load (but subject to transaction fees), at the NAV per share next determined after an order in proper form pursuant to the terms of the applicable Authorized Participant Agreement (defined below) is received by the Distributor. The NAV of each Fund is expected to be determined as of the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open (“Business Day”).  Each Fund offers and redeems Creation Units only on a Business Day.  No Fund will issue fractional Creation Units.

Fund Deposit

Generally, a Creation Unit shall be issued in exchange for an in-kind deposit of securities designated by the Advisor (“Deposit Securities”) along with a cash payment (“Cash Component”), together a “Creation Deposit.”  The Cash Component is an amount equal to the difference between (i) the NAV of a Creation Unit of a Fund and (ii) the total aggregate market value of the Deposit Securities.

Each Fund reserves the right to permit or require the substitution of cash for one or more Deposit Securities and this “cash in lieu” amount will be added to the Cash Component.  A Fund may, for example, permit a cash substitution if certain Deposit Securities are not eligible for trading by the Authorized Participant (defined below) or the investor on whose behalf the Authorized Participant is acting.  Additionally, substitution may be required for foreign securities that are not eligible for trading due to local trading restrictions, local restrictions on securities transfers, or other similar circumstances.  Substitution of Deposit Securities may also be permissible if one or more Deposit Securities: (i) are unavailable or not available in the quantity needed to make a Creation Deposit; or (ii) are not eligible for transfer through the NSCC or DTC Process (each defined below).  To the extent that a Fund permits or requires the substitution of cash with respect to all or a portion of the Deposit Securities, the Fund may incur additional transactions costs to purchase the Deposit Securities subject to the cash substitution.

If the market value of the Deposit Securities is greater than the NAV of a Creation Unit, the Cash Component will be negative, in which case the Cash Component will be paid by the relevant Fund to the investor rather than vice-versa.  The Cash Component compensates for any difference between the NAV of a Creation Unit and the market value of the Deposit Securities, if any.

Each Fund makes available on each Business Day, through the NSCC, prior to the opening of business on the Exchange (ordinarily 9:30 A.M., Eastern time), the names and required number of shares of each Deposit Security (based on Fund portfolio information as of the end of the prior Business Day).

The identity and number of shares of the Deposit Securities and the amount of the Cash Component comprising a Creation Deposit change as adjustments to a Fund’s portfolio are implemented by the Adviser or Sub-Advisor and as corporate action events are reflected.

Each Fund reserves the right to accept a non-conforming Creation Deposit.

Procedures for Purchase of Creation Units

All orders to purchase Creation Units must be placed with the Distributor by or through an Authorized Participant. Each Authorized Participant has entered into a Participant Agreement with the Distributor and Transfer Agent with respect to the offer and sale of each Fund’s Creation Units.

An investor does not have to be an Authorized Participant, but must place an order to purchase or redeem Creation Units through an Authorized Participant.  An investor may obtain a list of Authorized Participants from the Distributor.  There may be a limited number of Authorized Participants at any one point in time and only certain of these entities may be eligible to purchase and transmit international securities comprising a Creation Deposit.  To the extent that your financial institution is not an Authorized Participant, you may have to purchase Creation Units directly through an Authorized Participant or indirectly through your financial institution.  If you opt to purchase Creation Units indirectly through your financial institution, you may incur additional transaction fees.

All orders to purchase Creation Units must be submitted consistent with the processing requirements set forth in the applicable Participant Agreement.  If you are submitting an order to purchase Creation Units through an Authorized Participant, you should ensure that an appropriate amount of time is provided for submission of such order to the Distributor prior to the order cut-off time, normally 4:00 p.m., Eastern Time on each Business Day.  On Business Days that the Exchange closes early, a Fund may require order for the purchase of Creation Units to be submitted earlier during the day.

Generally, an Authorized Participant shall deliver the Cash Component to the applicable Fund through the Federal Reserve System.  An Authorized Participant may deliver Deposit Securities that are domestic equity securities either through an enhanced clearing process (“NSCC Process”) or a manual clearing process (“DTC Process”).  The enhanced clearing process or NSCC Process is only available to those Authorized Participants that participate in the CNS System.  This system has been specifically enhanced to effect purchases and redemptions of ETF securities such as each Fund’s shares.  The NSCC Process simplifies the settlement and delivery process by transferring a basket of securities between two parties and treating all of the securities that comprise the basket as a single position.  By contrast, the DTC Process is available to all DTC Participants and involves a manual line-by-line movement of each security position.  Domestic fixed income securities shall be delivered through the DTC Process only.  In addition, under certain circumstances, an investor that tenders a non-conforming basket of Deposit Securities may be required to purchase Creation Units through the DTC Process because the NSCC Process can only handle non-conforming deposits in specified situations.  Finally, because the DTC Process involves the movement of multiple securities while the NSCC Process involves the movement of one unitary basket which automatically processes the movement of numerous securities, the DTC will charge a Fund more than the NSCC to settle a purchase of Creation Units.

Foreign securities cannot currently be processed through either the NSCC Process or the DTC Process.  With respect to foreign Deposit Securities, once a purchase order for Creation Units has been placed with the Distributor, the Distributor will inform the Advisor or Sub-Advisor, as applicable, and the Custodian.  The Custodian will then inform the appropriate sub-custodians, as applicable.  The Authorized Participant must then timely deliver the relevant Deposit Securities and/or Cash Deposit to the applicable Fund’s account maintained with the relevant local custodian(s) by the settlement date which typically occurs three days after the purchase order has been accepted.  If applicable, the sub-custodians will confirm to the Custodian that the Deposit Securities and Cash Deposit have been delivered, and the Custodian will notify the Adviser and Distributor of the same.

If the Deposit Securities or Cash Component, inclusive of any Cash Deposit, are not received by the settlement date (normally three days after the corresponding order to purchase Creation Units was accepted), the purchase order may be cancelled.  The Authorized Participant shall be responsible for any losses incurred by a Fund resulting from unsettled orders.  The delivery of Creation Units will take place no later than the third Business Day after the purchase order was received by the Distributor in proper.

All questions as to the number of Deposit Securities and amount of Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding,

All questions regarding Deposit Securities or the Cash Component and the validity, form and eligibility (including time of receipt) will be determined by the Trust whose determination shall be final and binding.

Issuance of Creation Units

A Creation Unit of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities has been completed and any Cash Component has been received.  However, to the extent authorized by the Participant Agreement, Creation Units may be issued to an Authorized Participant despite the fact that the Deposit Securities have not been received in whole or in part, in reliance on the undertaking of the Authorized Participant to deliver any missing Deposit Securities, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of sufficient collateral.

Under these circumstances, the delivery of Creation Units will generally occur no later than the Settlement Date.  The Authorized Participant shall deposit on the trade date: (i) the Cash Component with the Fund; and (2) an additional cash payment in a separate non-interest bearing account in an amount equal to a percentage of the market value of the undelivered Deposit Securities as stipulated in the Participant Agreement (“Collateral”).  The Authorized Participant shall be required to deposit additional cash into this separate account on a daily basis, as needed, to maintain the Cash Collateral at an amount equal to the stipulated percentage of the value of undelivered Deposit Securities, which shall be marked to market daily by the Fund until the outstanding securities are received.

The Participant Agreement will permit a Fund to utilize the Collateral to buy the missing Deposit Securities at any time and shall subject the applicable Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the collateral.  Costs to purchase the outstanding Deposit Securities shall include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The applicable Fund will return the remaining Collateral upon receipt of the missing Deposit Securities by the Custodian.

Relevant transaction Fees, as set forth below under “Creation Transaction Fee” will be charged in connect with all orders to purchase Creation Units.

Rejection of Purchase Orders

The Distributor may reject an order for Creation Units if the order is not submitted in proper form consistent with the requirements set forth in the Participant Agreement.

The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Cash Deposit, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Creation Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Creation Deposit would otherwise, in the discretion of the Fund, the Advisor or Sub-Advisor, as applicable, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of a Fund, the Custodian, the Transfer Agent, and/or the Advisor or Sub-Advisor, as applicable, make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include natural disasters or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.  The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

Transaction Fees on Purchases of Creation Units

Each Fund charges a transaction fee to cover the transfer and other transactional costs it incurs to issue Creation Units.  A per transaction fee charge will be charged by each Fund, (“Standard Charge”), regardless of the number of Creation Units purchased.  The Standard charge shall be $500.00. Each Fund reserves the right to charge additional transactions fees for: (i) purchase orders processed outside the NSCC Process; and (ii) purchase orders that involve the substitution of cash for all or a portion of the Deposit Securities (“Additional Charges”).  Each Fund also reserves the right to adjust the Standard Charge and/or the Additional Charges at any time in order to ensure that the Fund is able to continue to recoup the costs it actually incurs to issue Creation Units.  Authorized Participants are responsible for paying the costs to transfer Deposit Securities to the applicable Funds.  Authorized Participants may charge investors a fee to purchase Creation Units on their behalf.

Risks of Purchasing Creation Units

Because new shares of a Fund may be issued on an ongoing basis, a distribution of that Fund’s shares may be occurring at any time.  Certain activities that a shareholder performs as a dealer may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  For example, a shareholder could be deemed a statutory underwriter if it takes Creation Units from a Fund, breaks them down into the constituent shares and sells the shares directly to customers.  A shareholder may also be deemed to be a statutory underwriter if the shareholder, chooses to couple the purchase of a supply of new shares of a Fund with an active selling effort involving solicitation of secondary market demand for the shares.  Whether a person is an underwriter depends on all the facts and circumstances pertaining to that person’s activities and the examples set forth here are not intended to depict all circumstances under which a shareholder may be deemed to be a statutory underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to ordinary secondary market  transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to rely on the prospectus-delivery exemption provided by Section 4(3) of the Securities Act.

Pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a member of the Exchange in connection with a sale on the Exchange is satisfied by the fact that a Prospectus is available at the Exchange upon request.  This prospectus delivery mechanism is only available with respect to transactions on the Exchange.

Redemption of Creation Units

Shares of a Fund will only be redeemed in Creation Units except upon liquidation of the Fund.  To redeem shares with a Fund, you must accumulate enough shares of that Fund to constitute one or more Creation Units.  You may accumulate the shares necessary to comprise a Creation Unit of a Fund on the Exchange.  There, however, is no assurance that there will be sufficient liquidity in the market to enable the purchase of a sufficient number of shares of a Fund to complete a Creation Unit.  You may incur brokerage commissions and other costs to purchase the required number of shares to complete a Creation Unit.

Generally, Creation Units will be redeemed in exchange for a basket of securities designated by the Advisor (“Redemption Securities”).  The names and required number of shares of each Redemption Security may change from day to day. Depending on whether the NAV of a Creation Unit at the time of redemption is higher or lower than the market value of the Redemption Securities, you will also either receive from or pay to the Fund an amount of cash equivalent to the difference between the market value of the Redemption Securities and the NAV of the Creation Unit (“Cash Redemption Payment”).

Redemption requests must be placed by or through an Authorized Participant.  There may be a limited number of Authorized Participants at any one point in time and only certain of these entities may be eligible to receive international securities on your behalf as part of an in-kind redemption process.  To the extent that your financial institution is not an Authorized Participant, you may redeem Creation Units directly through an Authorized Participant or indirectly through your financial institution.  If you opt to redeem Creation Units indirectly through your financial institution, you may incur additional transaction fees.

All orders to redeem Creation Units must be submitted consistent with the processing requirements set forth in the applicable Participant Agreement and must be preceded or accompanied by an irrevocable commitment to deliver the requisite number of shares of the relevant Fund, which delivery must be made to the Fund through, or outside, the NSCC Process, pursuant to the procedures set forth in the Participant Agreement.

Each Fund accepts orders for redemption on each Business Day.  All orders to redeem Creation Units of a Fund must be received by the Distributor in proper form no later than the order cut-off time, normally 4:00 p.m., Eastern Time on each Business Day in order for the transaction to be processed at that day’s NAV.  On Business Days that the Exchange closes early, a Fund may require orders for the redemption of Creation Units to be submitted earlier during the day.  If the Distributor does not receive a redeeming investor’s shares through the NSCC or DTC Process consistent with the terms of the applicable Participant Agreement, the order shall be rejected.

The Distributor and the Trust have and reserve the right to reject a redemption request for any reason.  A rejection of a redemption order would occur if the request does not comply with the procedures set forth in the Participant Agreement.  The Trust will notify the Authorized Participant should any of its redemption requests be rejected and the Authorization Participant, under such circumstances, will be required to resubmit the request in good order.

To the extent a Fund invests in foreign securities, the investor taking delivery of Redemption Securities must maintain appropriate security arrangements with a broker, bank, or other custody provider in each jurisdiction in which any of the Redemption Securities are customarily traded.  If neither the Authorized Participant nor investor on whose behalf it is acting has appropriate arrangements in place or if it is not otherwise possible to deliver Redemption Securities in certain jurisdictions, a Fund may use its discretion to redeem the Creation Units for cash.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit(s) to be redeemed to the Distributor on behalf of a Fund prior to the time that the Fund calculates its NAV on the trade date, the Distributor will accept the redemption request in reliance on an undertaking by the Authorized Participant to deliver the missing Fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of sufficient collateral.  The Participant Agreement will permit the applicable Fund to purchase the missing Fund shares or acquire the Redemption Securities and Cash Redemption Payment underlying such shares, and will subject the Authorized Participant to liability for any shortfall between the cost incurred by the Fund to acquire the shares, Redemption Securities, and Cash Redemption Payment and the value of the collateral.  The Participant Agreement or a Fund’s SAI may contain further information relating to this collateral process.

Additional Redemption Procedures

Each Fund must comply with the Federal securities laws in satisfying redemptions, including when Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act.

The Trust has and reserves the right to, in its sole discretion, pay a redeeming investor entirely in cash or substitute cash in an amount equal to the market value of one or more Redemption Securities if, among other things: (i) it is unlawful for a Fund to transfer the Redemption Securities prior to or after their registration; (ii) the securities are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (iii) the securities are not eligible for trading due to local trade restrictions, local restrictions on securities transfers or transfer through the NSCC or DTC Process.  In particular, an Authorized Participant that is not a “Qualified Institutional Buyer,” as defined in Rule 144A under the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Shareholders redeeming Creation Units solely in cash will be required to use the DTC Process rather than the NSCC Process.

Redemption Transaction Fee

Each Fund charges a transaction fee to cover the transfer and other transactional costs it incurs to redeem Creation Units.  A transaction fee will be charged by each Fund to Authorized Participants per redemption (“Standard Redemption Fee”).  Each Fund reserves the right to charge additional transactions fees not to exceed [TBD] times the Standard Redemption Fee for redemption purchase orders that involve the substitution of cash for all or a portion of the Redemption Securities (“Additional Redemption Charges”).  Each Fund also reserves the right to adjust the Standard Charge and/or the Additional Redemption Charges at any time in order to ensure that the Fund is able to continue to recoup the costs it actually incurs to issue Creation Units.  Authorized Participants are responsible for paying the costs to transfer Deposit Securities to the applicable Funds.  Authorized Participants may charge investors a fee to redeem Creation Units on their behalf.

The standard transaction fee and maximum transaction fee for each Fund are $[TBD] and $[TBD], respectively.

Suspension of Redemption Rights

The right of redemption may be suspended for: (1) for any period during which the Exchange is closed (other than customary weekend and holidays) or during which trading on the Exchange is restricted; (2) for any period which an emergency exists as a result of which disposal of Fund shares is not reasonable or practicable or it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit. In addition, the Trust may postpone the date of payment for more than seven (7) days after the tender of Fund shares.

ADDITIONAL INFORMATION ABOUT THE TRUST

SHAREHOLDER RIGHTS

All shareholders are entitled to one vote for each Fund share held on the record date for any action requiring a vote by the shareholders.  Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

Each share of a Fund represents a pro rata interest in the assets of the Fund.  Fund shares have no preemptive, exchange, subscription or conversion rights and there are no restrictions on the transfer of Fund shares.  Each Fund share participates pro rata in all dividends and distributions of the Fund and in the net distributable assets upon liquidation.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Under the Declaration of Trust, the Trustees have the power to liquidate any Fund without shareholder approval.  While the Trustees have no present intent to exercise this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

The rights of shareholders cannot be modified without a majority vote of the Shareholders.

PRINCIPAL HOLDERS OF SECURITIES

As of _________________ 2011, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

As of ______, 2011, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [to be provided by amendment].

From time to time, certain shareholders, including Authorized Participants, may own, of record, beneficially, or both, more than 25% of a Fund’s shares and those shareholders may be able to control the outcome of a shareholder vote.  As of ________________, 2011, the following shareholders may be deemed to control the Fund: [to be provided by amendment].

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for all Fund shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of each Fund’s shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in a Fund’s shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of a Fund’s shares.   The Trust recognizes DTC or its nominee as the record owner of each Fund’s shares for all purposes.  Beneficial Owners of a Fund’s shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of a Fund’s shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of each Fund’s shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding each Fund’s shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede &Co., as the registered holder of each Fund’s shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of a Fund’s shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to any Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, a Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of the Fund’s shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies. The Trustees have delegated to the Advisor authority to vote proxies on the securities held by Rotating Strategy Fund and EcoLogical Strategy Fund and have delegated the same authority to the Sub-Advisor with respect to the portfolio securities of Equity Protection Strategy Fund.  The proxy voting policies utilized by the Advisor and Sub-Advisor are attached as Appendix 2 and 3 to this SAI.

As of the date of this SAI, no Fund had yet to commence operations.  After commencement of operations, information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12 month period end June 30 will be available (1) without charge, upon request, by calling 800-253-0412 toll free; (2) on the Funds’ website at [insert website location]; and (3) on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE PRACTICES

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to all other investors.  Employees of the Advisor, the Sub-Advisor, or their respective affiliates who have access to nonpublic information concerning the Funds’ portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Consistent with the portfolio holdings disclosure policy adopted by the Trust’s Board of Trustees, each Fund publicly discloses its entire portfolio on each Business Day through financial reporting and new services.  Consistent with this policy, each Fund also discloses through the NSCC and prior to the opening of the Exchange on each Business Day, the name and quantity of each security comprising the basket of securities to be deposited with or delivered by the Fund in connection with in-kind purchases and redemptions of Creation Units.

CODE OF ETHICS

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintains a Code of Ethics which permits the Trustees and certain employees of the Advisor, Sub-Advisor and the Distributor to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to certain pre-clearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these persons to trade in securities, including those in which a Fund may invest, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.  Copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.

TRUST EXPENSES

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having a Fund’s shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by a Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

DETERMINATION OF NET ASSET VALUE

Each Fund calculates it NAV per share as of the close of the NYSE (normally 4:00 p.m.) on each Business Day.  The NAV per share is calculated by dividing the value of the net assets of a Fund (e.g. value of total assets less total liabilities) by the total number of shares outstanding.

To calculate each Fund’s NAV per share, the Trust follows valuation procedures approved by the Board.  Pursuant to these procedures, the Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange.  Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations are valued at the mean between the over-the-counter bid and ask prices furnished by the security pricing service.  Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined.

Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

TAXES

Federal Income Taxation

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. Qualification as a RIC requires, among other things, that a Fund:

(i)

derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

(ii)

diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, a Fund will not be subject to federal income tax on its “net investment income” (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and “net capital gain” (the excess of the Fund’s net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income for such taxable year and its net tax-exempt interest income for such taxable year. However, a Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from municipal obligations and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as a Fund) on alternative minimum taxable income.

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund’s investment income and net short-term gains.  Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid).  Distributions from capital gains are generally made after applying any available capital loss carryovers.  Distributions reinvested in additional shares of a Fund through a dividend reinvestment service will be taxable to the same extent as if the distributions had been received in cash.

Long-term capital gain rates applicable to non-corporate taxpayers have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – through December 31, 2010.  For taxable years beginning on or before December 31, 2010, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains.  Absent future congressional action, maximum tax rates for long-term capital gains applicable to non-corporate taxpayers will return to 20% and all investment income will be taxed pursuant to standard income rates.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares.  Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by non-corporate taxpayers provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares.  If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income.  For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year.  A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

If a Fund distributes amounts in excess of the Fund’s “earnings and profits” (which provide a measure of a Fund’s dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder’s basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder’s basis in the relevant shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund’s expenses attributable to earning tax exempt income do not reduce the Fund’s current earnings and profits, a portion of any distribution in excess of a Fund’s net tax exempt and taxable income may be considered paid out of the Fund’s earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund’s capital). Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.

Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Hedging Transactions

Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s assets, convert long-term capital gains into

160

short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of a Fund’s income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income.  If a Fund’s book income exceeds its taxable income the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income in less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign Currency-Denominated Securities and Related Hedging Transactions.

A Fund’s transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit

Investment by a Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing Fund.”

A “passive foreign investment company” is any foreign corporation:  (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.  Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or Redemption of Shares

The sale, exchange or redemption of a Fund’s shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund’s Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund’s Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding

In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities Issued or Purchased at a Discount

A Funds’ investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Unrelated Business Taxable Income

Under current law, a Fund generally serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either:  (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).  If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

APPENDIX 1

INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s, S&P, Fitch, and A.M. Best. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

MOODY’S LONG-TERM DEBT RATINGS

Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

S&P LONG-TERM DEBT RATING DEFINITIONS

AAA--Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS

AAA--Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BB--Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

MOODY’S COMMERCIAL PAPER RATINGS

 Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY’S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb—Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b—Very Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c—Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d—In Default. In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.  A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change.

Ratings prefixed with an (“i”) denote indicative ratings.  Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS

An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ —Strongest.  Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1 —Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 —Satisfactory.  Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 —Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 —Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d—In Default. In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company’s Short-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an (“i”) denote indicative ratings.

A.M. BEST RATING OUTLOOK

A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

APPENDIX 2

ADVISOR PROXY VOTING PROCEDURES

[To be inserted]

APPENDIX 3

SUB-ADVISOR PROXY VOTING PROCEDURES

[To be Inserted]

APPENDIX 4

SERVICE PROVIDER ADDRESSES

The Huntington Strategy Funds P.O. Box 6110, Indianapolis, IN 46206-6110
Distributor [to be provided by amendment]
Investment Advisor Huntington Asset Advisors, Inc. 41 South High Street Columbus, OH 43287
Administrator, Fund Accountant & Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
Custodian Citibank, N.A. 388 Greenwich Street New York, NY 10048
Fund Counsel Bernstein Shur 100 Middle Street, 6th Floor P.O. Box 9729 Portland, ME 04104-5029
Independent Counsel to the Independent Trustees [to be provided by amendment]
Independent Registered Public Accounting Firm [to be provided by amendment]

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of Huntington Strategy Shares (the “Trust” or the “Registrant”) is filed herewith. Certificate of Trust

(a)(2)	Registrant’s Agreement and Declaration of Trust is filed herewith. Declaration of Trust

(b)	Registrant’s By-Laws are filed herewith. By-Laws

(c)	See Article V and Article VII, Sections 1 and 4 of the Agreement and Declaration of Trust as filed as Exhibit (a)(2).
(d)(1)	Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., to be filed by amendment.

(d)(2)	Sub-Advisory Agreement between the Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., to be filed by amendment.

(e)(1)	Distribution Agreement between the Registrant and [DISTRIBUTOR], to be filed by amendment.

(e)(2)	Form of Authorized Participant Agreement, to be filed by amendment.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and Citibank, N.A., to be filed by amendment.

(h)(1)	Services Agreement between the Registrant and Citi Fund Services Ohio, Inc., to be filed by amendment.

(i)	Opinion and Consent of Counsel, Bernstein Shur LLP, to be filed by amendment.

(j)	Consent of independent registered public accountants, to be filed by amendment.

(k)	Not applicable.

(l)(1)	Subscription Agreement between the Registrant and [Agent], to be filed by amendment.

(l)(2)	Letter of Representations between the Registrant and Depository Trust Company, to be filed by amendment.

(m)	Distribution Plan, to be filed by amendment.

(n)	Not applicable.

(o)	Power of Attorney

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Item 28.	Exhibits

(o)(1)	Conformed Power of Attorney for B. Randoph Bateman, Trustee and President of Registrant

(o)(2)	Conformed Power of Attorney for Alistair Jessiman, Trustee of Registrant

(o)(3)	Conformed Power of Attorney for David S. Schoedinger, Trustee of Registrant

(o)(4)	Conformed Power of Attorney for Tadd C. Seitz, Trustee of Registrant

(o)(5)	Conformed Power of Attorney for Mark D. Shary, Trustee of Registrant

(o)(6)	Conformed Power of Attorney for Thomas J. Westerfield, Trustee of Registrant

(o)(7)	Conformed Power of Attorney for William H. Zimmer, Trustee of Registrant

(o)(8)	Conformed Power of Attorney for R. Jeffrey Young, Chief Executive Officer of Registrant

(o)(9)	Conformed Power of Attorney for Robert Silva, Chief Financial Officer/Treasurer of Registrant

(p)(1)	Code of Ethics for the Registrant, to be filed by amendment.

(p)(2)	Code of Ethics of Huntington Asset Advisors, Inc., to be filed by amendment.

(p)(2)	Code of Ethics of Haberer Registered Investment Advisor, Inc., to be filed by amendment.

(p)(3)	Code of Ethics of [Distibutor], to be filed by amendment.

Item 29.Persons Controlled by or under Common Control with the Fund

Huntington Funds, another registered open-end investment company, may be deemed to be under common control with the Registrant as they share a common investment adviser.

Item 30.Indemnification

See VII of the Agreement and Declaration of Trust as filed as Exhibit (a)(2) with respect to arrangements for the indemnification of directors and officers.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and other Connections of the Investment Adviser

To be provided by amendment.

Item 32.Principal Underwriters

To be provided by amendment.

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 Item 33.Location of Accounts and Records:

To be provided by amendment.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 5th day of May, 2009.

Huntington Strategy Shares
(Registrant)

By:	/s/ B. Randolph Bateman
B. Randolph Bateman*
President

By:	/s/ Leslie K. Klenk
Leslie K. Klenk
as attorney-in-fact

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Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ B. Randolph Bateman	Trustee/President	November 19, 2010
B. Randolph Bateman*

/s/ Alistair Jessiman	Trustee	November 19, 2010
Alistair Jessiman*

/s/ Tadd C. Seitz	Trustee	November 19, 2010
Tadd C. Seitz*

/s/ David S. Schoedinger	Trustee/Chairman	November 19, 2010
David S. Schoedinger*

/s/ Mark J. Shary	Trustee	November 19, 2010
Mark J. Shary*

/s/ Thomas J. Westerfield	Trustee	November 19, 2010
Thomas J. Westerfield*

/s/ William H. Zimmer	Trustee	November 19, 2010
William H. Zimmer*

/s/ R. Jeffrey Young	Chief Executive Officer	November 19, 2010
R. Jeffrey Young*	(Principal Executive Officer)

/s/ Robert Silva	Treasurer	November 19, 2010
Robert Silva*	(Principal Financial Officer)

*By:	/s/ Leslie K. Klenk
Leslie K. Klenk
as attorney-in-fact

* Pursuant to power of attorney filed herewith.

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Exhibit Index

Exhibit Number	Exhibit:

EX-99.A1	Registrant’s Certificate of Trust

EX-99.A2	Registrant’s Agreement and Declaration of Trust

EX-99.B	Registrant’s By-Laws

EX-99.O1	Conformed Power of Attorney for B. Randoph Bateman, Trustee and President of Registrant

EX-99.O2	Conformed Power of Attorney for Alistair Jessiman, Trustee of Registrant

EX-99.O3	Conformed Power of Attorney for David S. Schoedinger, Trustee of Registrant

EX-99.O4	Conformed Power of Attorney for Tadd C. Seitz, Trustee of Registrant

EX-99.O5	Conformed Power of Attorney for Mark D. Shary, Trustee of Registrant

EX-99.O6	Conformed Power of Attorney for Thomas J. Westerfield, Trustee of Registrant

EX-99.O7	Conformed Power of Attorney for William H. Zimmer, Trustee of Registrant

EX-99.O8	Conformed Power of Attorney for R. Jeffrey Young, Chief Executive Officer of Registrant

EX-99.O9	Conformed Power of Attorney for Robert Silva, Chief Financial Officer/Treasurer of Registrant

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